RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit risk exposure

Assets	December 31, 2025 (1)		December 31, 2024
Cash and cash equivalents (2)	Ps.	15,685,267	Ps.	13,256,505
Trading investments in debt securities		17,582,844		11,937,414
Investments in debt securities mandatorily at FVTPL		—		1,425
Investments in debt securities at FVOCI (3)		28,455,957		27,050,198
Investments in debt securities at amortized cost		9,205,457		10,708,367
Derivatives instruments (4)		2,217,021		969,294
Hedging derivatives (4)		236,558		54,019
Loans
Commercial		108,308,984		115,414,643
Consumer		60,456,213		61,976,325
Mortgage		22,111,710		22,035,727
Microcredit		1,520		4,375
Interbank and overnight funds		1,777,516		705,055
Other accounts receivable FVTPL(5)		2,635,437		4,181,835
Other accounts receivable at amortized cost		22,216,161		24,138,538
Total financial assets with credit risk	Ps.	290,890,645	Ps.	292,433,720
Financial instruments with credit risk outside of the statement of financial position at its nominal value
Financial guarantees and letters of credit		2,199,093		3,082,949
Credit commitments		29,419,499		25,593,472
Total exposure to credit risk outside of the statement of financial position (6)	Ps.	31,618,592	Ps.	28,676,421
Total maximum exposure to credit risk	Ps.	322,509,237	Ps.	321,110,141

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) Not including funds in the entity’s custody (cash, tellers, vaults), because there is no credit risk regarding Grupo Aval entities. See Note 4.1.3 h.

(3) See details in note 4.1.3.

(4) See details in note 4.1.3 g.

(5) See Note 12.1 “Financial assets in concession arrangements”.

(6) See details in note 4.1.9.

Disclosure of financial assets

December 31, 2025

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	108,308,984	Ps.	4,261,931	Ps.	104,047,053
Interbank and overnight funds		1,777,516		148		1,777,368
Commercial, interbank and overnight funds	Ps.	110,086,500	Ps.	4,262,079	Ps.	105,824,421
Consumer		60,456,213		3,664,776		56,791,437
Mortgage		22,111,710		502,155		21,609,555
Microcredit		1,520		960		560
Total portfolio (1)	Ps.	192,655,943	Ps.	8,429,970	Ps.	184,225,973

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

December 31, 2024

					Total loan
Portfolio segment	Loan Portfolio		Loss allowance		Portfolio, net
Commercial	Ps.	115,414,643	Ps.	5,362,893	Ps.	110,051,750
Interbank and overnight funds		705,055		795		704,260
Commercial, interbank and overnight funds	Ps.	116,119,698	Ps.	5,363,688	Ps.	110,756,010
Consumer		61,976,325		4,166,018		57,810,307
Mortgage		22,035,727		473,315		21,562,412
Microcredit		4,375		3,618		757
Total portfolio	Ps.	200,136,125	Ps.	10,006,639	Ps.	190,129,486

Disclosure of each credit risk category

Category	PD*	Risk	Description
1	0%- 7.5%	Normal	Appropriately serviced. The debtor’s financial statements or their projected cash flows, as well as all other credit information available to us, reflect adequate paying capacity

2	7.5% - 15%	Acceptable above normal

Adequately serviced and protected, but there are weaknesses which may potentially affect, on a temporary or permanent basis, the debtor’s paying capacity or their projected cash flows to the extent that, if not timely corrected, would affect the collection of the credits as contracted

3	15% - 22.5%

4	22.5% - 30%	Appreciable	Have debtors with insufficient paying capacity or relate to projects with insufficient cash flow, which may compromise the normal collection of the obligations
5	30% - 45%

6	45% - 60%	Significant	Have the same deficiencies as loans in category 4-5, but to a larger extent; consequently, the probability of collection is highly doubtful
7	60% - 90%

Category	PD*	Risk	Description
8	> 90%	Non-recoverability	Deemed uncollectible.

(*)  Probability of default – “PD” is the probability that the counterpart defaults in their payment obligations of capital and/or interest.

Disclosure of credit quality of financial assets

Total Portfolio

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	165,440,008	Ps.	3,450,456	Ps.	45,850	Ps.	168,936,314
7.5% - 15%		6,670,078		828,542		4,860		7,503,480
15% - 22.5%		640,933		580,074		12,169		1,233,176
22.5% - 30%		122,067		258,569		432		381,068
30% - 45%		184,363		1,746,377		71,536		2,002,276
45% - 60%		55,985		611,877		55		667,917
60% - 90%		5,616		1,127,578		13,724		1,146,918
> 90%		545		57,902		10,726,347		10,784,794
TOTAL	Ps.	173,119,595	Ps.	8,661,375	Ps.	10,874,973	Ps.	192,655,943

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	165,325,376	Ps.	2,733,552	Ps.	74,867	Ps.	168,133,795
7.5% - 15%		10,731,075		1,379,780		614		12,111,469
15% - 22.5%		535,897		447,250		97		983,244
22.5% - 30%		344,972		556,641		246		901,859
30% - 45%		185,460		1,570,202		1,795		1,757,457
45% - 60%		62,448		948,971		148		1,011,567
60% - 90%		9,205		1,818,316		105,882		1,933,403
> 90%		2,098		63,862		13,237,371		13,303,331
TOTAL	Ps.	177,196,531	Ps.	9,518,574	Ps.	13,421,020	Ps.	200,136,125

Commercial

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	94,590,767	Ps.	2,072,599	Ps.	45,625	Ps.	96,708,991
7.5% - 15%		1,820,441		381,875		4,790		2,207,106
15% - 22.5%		94,162		38,927		12,158		145,247
22.5% - 30%		33,513		77,083		315		110,911
30% - 45%		44,839		1,111,043		71,456		1,227,338
45% - 60%		26,155		163,632		—		189,787
60% - 90%		2,380		70,348		7,486		80,214
> 90%		4		1,751		7,637,635		7,639,390
TOTAL	Ps.	96,612,261	Ps.	3,917,258	Ps.	7,779,465	Ps.	108,308,984

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	95,690,974	Ps.	1,061,196	Ps.	74,525	Ps.	96,826,695
7.5% - 15%		5,926,757		789,697		603		6,717,057
15% - 22.5%		91,248		147,840		8		239,096
22.5% - 30%		113,165		213,759		225		327,149
30% - 45%		69,485		950,652		1,711		1,021,848
45% - 60%		33,092		223,917		38		257,047
60% - 90%		2,895		76,708		97,492		177,095
> 90%		289		481		9,847,886		9,848,656
TOTAL	Ps.	101,927,905	Ps.	3,464,250	Ps.	10,022,488	Ps.	115,414,643

Consumer

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	48,569,942	Ps.	1,240,167	Ps.	225	Ps.	49,810,334
7.5% - 15%		4,848,792		343,976		63		5,192,831
15% - 22.5%		546,704		455,732		8		1,002,444
22.5% - 30%		88,554		166,718		115		255,387
30% - 45%		139,524		271,471		75		411,070
45% - 60%		29,830		377,910		53		407,793
60% - 90%		3,236		961,948		6,228		971,412
> 90%		541		55,852		2,348,549		2,404,942
TOTAL	Ps.	54,227,123	Ps.	3,873,774	Ps.	2,355,316	Ps.	60,456,213

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	49,327,615	Ps.	1,473,359	Ps.	339	Ps.	50,801,313
7.5% - 15%		4,600,920		439,437		11		5,040,368
15% - 22.5%		377,855		148,417		89		526,361
22.5% - 30%		230,075		231,107		21		461,203
30% - 45%		115,355		342,328		84		457,767
45% - 60%		29,356		511,606		110		541,072
60% - 90%		6,280		1,478,181		8,389		1,492,850
> 90%		1,809		62,817		2,590,765		2,655,391
TOTAL	Ps.	54,689,265	Ps.	4,687,252	Ps.	2,599,808	Ps.	61,976,325

Mortgage

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	20,501,276	Ps.	137,690	Ps.	—	Ps.	20,638,966
7.5% - 15%		809		102,691		7		103,507
15% - 22.5%		67		85,415		3		85,485
22.5% - 30%		—		14,768		2		14,770
30% - 45%		—		363,857		5		363,862
45% - 60%		—		70,335		2		70,337
60% - 90%		—		95,282		10		95,292
> 90%		—		299		739,192		739,491
TOTAL	Ps.	20,502,152	Ps.	870,337	Ps.	739,221	Ps.	22,111,710

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	19,602,506	Ps.	198,997	Ps.	3	Ps.	19,801,506
7.5% - 15%		201,894		150,646		—		352,540
15% - 22.5%		66,794		150,993		—		217,787
22.5% - 30%		1,718		111,771		—		113,489
30% - 45%		617		277,207		—		277,824
45% - 60%		—		213,437		—		213,437
60% - 90%		—		263,418		1		263,419
> 90%		—		564		795,161		795,725
TOTAL	Ps.	19,873,529	Ps.	1,367,033	Ps.	795,165	Ps.	22,035,727

Interbank and overnight funds

December 31, 2025 (1)
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	1,777,516	Ps.	—	Ps.	—	Ps.	1,777,516
7.5% - 15%		—		—		—		—
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	1,777,516	Ps.	—	Ps.	—	Ps.	1,777,516

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

December 31, 2024
Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	703,863	Ps.	—	Ps.	—	Ps.	703,863
7.5% - 15%		1,192		—		—		1,192
15% - 22.5%		—		—		—		—
22.5% - 30%		—		—		—		—
30% - 45%		—		—		—		—
45% - 60%		—		—		—		—
60% - 90%		—		—		—		—
> 90%		—		—		—		—
TOTAL	Ps.	705,055	Ps.	—	Ps.	—	Ps.	705,055

Loan commitments and financial guarantee contracts

	December 31, 2025 (1)
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	29,737,149	Ps.	79,137	Ps.	1,020	Ps.	29,817,306
7.5% - 15%		626,507		564,672		199		1,191,378
15% - 22.5%		49,011		135,096		121		184,228
22.5% - 30%		17,503		13,908		65		31,476
30% - 45%		5,137		136,229		160		141,526
45% - 60%		1,066		56,557		195		57,818
60% - 90%		235		1,943		675		2,853
> 90%		14		431		191,562		192,007
TOTAL	Ps.	30,436,622	Ps.	987,973	Ps.	193,997	Ps.	31,618,592

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Total Exposure
PD Range	Stage 1		Stage 2		Stage 3		Total
0%- 7.5%	Ps.	25,001,252	Ps.	65,537	Ps.	666	Ps.	25,067,455
7.5% - 15%		460,057		437,341		46		897,444
15% - 22.5%		79,091		2,207,502		39		2,286,632
22.5% - 30%		22,053		6,514		29		28,596
30% - 45%		12,330		133,364		179		145,873
45% - 60%		539		74,023		52		74,614
60% - 90%		244		2,867		334		3,445
> 90%		5		2,370		169,987		172,362
TOTAL	Ps.	25,575,571	Ps.	2,929,518	Ps.	171,332	Ps.	28,676,421

Disclosure of credit worthiness

	December 31, 2025		December 31, 2024
Investment grade	Ps.	10,978,851	Ps.	13,256,226
Central bank		—		4,166,796
Financial entities (3)		10,978,851		9,089,430
Speculative grade		4,705,916		—
Central bank (2)		4,705,916		—
Without grade or not available		500		279
Checks in Clearing		500		279
Cash and cash equivalent with third parties	Ps.	15,685,267	Ps.	13,256,505
Cash held by entity (1)	Ps.	3,669,443	Ps.	3,742,354
Total	Ps.	19,354,710	Ps.	16,998,859

(1) Cash held by each Grupo Aval’s bank in custody in vaults, ATMs and cash.

(2) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

(3) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Disclosure of other receivables

Other accounts receivable at amortized cost
		December 31, 2025 (1)
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	15,180,937	Ps.	—	Ps.	—	Ps.	—	Ps.	15,180,937
Other accounts receivable related to gas, energy services, contributions and others		1,343,088		144,086		173,848		—		1,661,022
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		5,374,202		5,374,202
Total other receivables	Ps.	16,524,025	Ps.	144,086	Ps.	173,848	Ps.	5,374,202	Ps.	22,216,161

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line by line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non current assets held for sale”, see note 13.A.

		December 31, 2024
		Stage 1		Stage 2		Stage 3		Simplified Approach		Total
Other receivables using general approach
Other accounts receivable and contract assets for government and corporate customers	Ps.	15,962,982	Ps.	—	Ps.	1,298	Ps.	—	Ps.	15,964,280
Other accounts receivable related to gas, energy services, contributions and others		1,497,946		130,745		144,634		—		1,773,325
Other receivables using simplified approach
Other accounts receivable from individual customers		—		—		—		6,400,933		6,400,933
Total other receivables	Ps.	17,460,928	Ps.	130,745	Ps.	145,932	Ps.	6,400,933	Ps.	24,138,538

Disclosure of exposure to credit risk by segment for accounts receivable

	December 31, 2025
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	322,655	Ps.	—	Ps.	—	Ps.	322,655
Gas		796,782		129,623		111,538		1,037,943
Energy		118,477		14,463		62,310		195,250
Other accounts receivable		105,174		—		—		105,174
Total segmentation	Ps.	1,343,088	Ps.	144,086	Ps.	173,848	Ps.	1,661,022

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Segmentation
Contributions	Ps.	308,014	Ps.	—	Ps.	—	Ps.	308,014
Gas		843,852		119,622		90,587		1,054,061
Energy		110,794		11,123		54,047		175,964
Other accounts receivable		235,286		—		—		235,286
Total segmentation	Ps.	1,497,946	Ps.	130,745	Ps.	144,634	Ps.	1,773,325

Disclosure of information about the exposure to credit risk and ECLs for other accounts receivables

	Weighted-	Gross
	(average loss	carrying		Loss			Credit-
December 31, 2025 (1)	rate )	amount		allowance			impaired
0–30 days past due	0.88%	Ps.	3,808,294	Ps.	33,380	Ps.	—
31–60 days past due	0.82%		113,701		927		—
61–90 days past due	0.22%		456,361		1,022		—
More than 90 days past due	18.67%		995,846		185,930		995,846
		Ps.	5,374,202	Ps.	221,259	Ps.	995,846

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	Weighted-	Gross
	(average loss	carrying		Loss			Credit-
December 31, 2024	rate )	amount		allowance			impaired
0–30 days past due	0.54%	Ps.	5,021,674	Ps.	26,971	Ps.	—
31–60 days past due	1.11%		128,404		1,428		—
61–90 days past due	0.94%		179,719		1,682		—
More than 90 days past due	13.88%		1,071,136		148,658		1,071,136
		Ps.	6,400,933	Ps.	178,739	Ps.	1,071,136

Disclosure of credit rating in trading derivatives and hedge derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2025
Derivative assets	Ps.	91,807,958	Ps.	2,217,021	Ps.	2,770,287	Ps.	25,614
Derivative liabilities		73,825,664		1,951,439		3,682,966		36,037
2024
Derivative assets	Ps.	104,988,291	Ps.	969,294	Ps.	14,317,598	Ps.	10,246
Derivative liabilities		64,053,439		1,011,934		10,715,432		6,646

Hedging derivatives

		Total				Central counterparties
		Notional		Fair		Notional		Fair
		amount		value		amount		value
2025
Derivative assets	Ps.	6,262,723	Ps.	236,558	Ps.	—	Ps.	—
Derivative liabilities		6,581,577		34,842		—		—
2024
Derivative assets	Ps.	7,330,349	Ps.	54,019	Ps.	—	Ps.	—
Derivative liabilities		2,355,232		21,658		—		—

Disclosure of mortgage loans and advances by range of lone-to-value (LTV) ratio

	December 31, 2025 (1)		December 31, 2024
LTV ratio
Less than 50%	Ps.	10,559,114	Ps.	9,427,666
51 – 70%		8,779,050		7,820,690
71 – 90%		2,382,447		3,964,073
91 – 100%		206,889		556,783
More than 100%		184,210		266,515
Total	Ps.	22,111,710	Ps.	22,035,727

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Credit-impaired mortgage loans

For credit-impaired loans the value of collateral is based on the most recent appraisals.

	December 31, 2025 (1)		December 31, 2024
LTV ratio
Less than 50%	Ps.	240,489	Ps.	205,345
51 – 70%		360,955		320,667
More than 70%		137,777		269,153
Total	Ps.	739,221	Ps.	795,165

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Disclosure of credit portfolio per type of guarantees received

									Interbank and
December 31, 2025 (1)	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	61,243,730	Ps.	55,974,691	Ps.	1,786	Ps.	1,114	Ps.	1,757,987	Ps.	118,979,308
Loans secured by other banks		87,323		51		—		—		—		87,374
Collateralized credits:
Mortgages		1,946,394		156,255		19,587,117		32		—		21,689,798
Other real estate		8,088,980		81,630		110		374		—		8,171,094
Investments in equity instruments		554,447		—		—		—		—		554,447
Deposits in cash or cash equivalents		203,654		590		—		—		—		204,244
Leased machineries and vehicles		9,906,607		12,663		2,516,519		—		—		12,435,789
Fiduciary agreements, standby letters and guarantee funds		10,773,682		20,279		6,178		—		—		10,800,139
Pledged income		4,178,321		—		—		—		—		4,178,321
Pledges		3,414,726		4,181,387		—		—		—		7,596,113
Other assets		7,911,120		28,667		—		—		19,529		7,959,316
Total gross loan portfolio	Ps.	108,308,984	Ps.	60,456,213	Ps.	22,111,710	Ps.	1,520	Ps.	1,777,516	Ps.	192,655,943

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

									Interbank and
December 31, 2024	Commercial		Consumer		Mortgages		Microcredit		overnight funds		Total
Unsecured credits	Ps.	66,304,089	Ps.	55,712,783	Ps.	804	Ps.	3,601	Ps.	477,144	Ps.	122,498,421
Loans secured by other banks		95,043		247		—		—		—		95,290
Collateralized credits:
Mortgages		1,558,240		136,137		19,694,826		42		—		21,389,245
Other real estate		13,157,554		255,098		862		481		—		13,413,995
Investments in equity instruments		358,719		—		—		—		—		358,719
Deposits in cash or cash equivalents		1,117,748		202,268		—		—		—		1,320,016
Leased machineries and vehicles		8,923,078		18,212		2,320,866		—		—		11,262,156
Fiduciary agreements, standby letters and guarantee funds		10,201,495		20,411		18,366		245		—		10,240,517
Pledged income		3,681,176		—		—		—		—		3,681,176
Pledges		3,345,798		5,554,335		3		—		—		8,900,136
Other assets		6,671,703		76,834		—		6		227,911		6,976,454
Total gross loan portfolio	Ps.	115,414,643	Ps.	61,976,325	Ps.	22,035,727	Ps.	4,375	Ps.	705,055	Ps.	200,136,125

As of December 31, 2025, and 2024, the following chart sets out the carrying amount and the value of identifiable collateral (mainly commercial property) for commercial loans held by Grupo Aval at a consolidated level:

	December 31, 2025 (1)				December 31, 2024
	Carrying Amount		Collateral		Carrying Amount		Collateral
Stages 1 and 2	Ps.	31,416,687	Ps.	23,001,651	Ps.	34,004,844	Ps.	25,569,949
Stage 3		2,506,258		2,172,552		3,404,067		2,840,416
	Ps.	33,922,945	Ps.	25,174,203	Ps.	37,408,911	Ps.	28,410,365

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Disclosure of loss allowance on loans assuming each forward-looking scenario

		December 31, 2025 (1)					December 31, 2024
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Gross Exposure
Commercial	Ps.	108,308,984	Ps.	108,308,984	Ps.	108,308,984	Ps.	115,414,643	Ps.	115,414,643	Ps.	115,414,643
Consumer		60,456,213		60,456,213		60,456,213		61,976,325		61,976,325		61,976,325
Mortgages		22,111,710		22,111,710		22,111,710		22,035,727		22,035,727		22,035,727
Microcredit		1,520		1,520		1,520		4,375		4,375		4,375
Interbank and overnight funds		1,777,516		1,777,516		1,777,516		705,055		705,055		705,055
Total gross exposure	Ps.	192,655,943	Ps.	192,655,943	Ps.	192,655,943	Ps.	200,136,125	Ps.	200,136,125	Ps.	200,136,125

Loss Allowance for each scenario
Commercial	Ps.	4,218,378	Ps.	4,241,331	Ps.	4,286,802	Ps.	5,309,528	Ps.	5,336,949	Ps.	5,430,691
Consumer		3,619,488		3,651,503		3,720,068		4,118,656		4,168,736		4,239,720
Mortgages		499,989		500,866		506,196		468,275		471,634		480,073

		December 31, 2025 (1)					December 31, 2024
	Scenario A		Scenario B		Scenario C		Scenario A		Scenario B		Scenario C
Microcredit		958		959		961		3,611		3,610		3,613
Interbank and overnight funds		8,030		8,293		8,854		2,505		2,619		3,029
Total Loss Allowance	Ps.	8,346,843	Ps.	8,402,952	Ps.	8,522,881	Ps.	9,902,575	Ps.	9,983,548	Ps.	10,157,126

The table below shows the loan portfolio in Stage 2 for each scenario.

Proportion of Assets in Stage 2
Commercial		3.9%		4.1%		4.2%		3.2%		3.2%		3.8%
Consumer		6.4%		6.3%		6.3%		7.6%		8.2%		8.7%
Mortgages		3.8%		3.8%		3.8%		6.0%		8.4%		8.4%
Microcredit		0.5%		0.5%		0.5%		0.9%		0.9%		0.9%
Interbank and overnight funds		—%		—%		—%		—%		—%		—%

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Disclosure of each exposure to a credit risk grade

Commercial	Consumer	Mortgage	Microcredit
-Information from the audited financial statements obtained during periodic reviews.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.	-Information collected internally about the behavior of customers.
-Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.	- Data from credit reference agencies.
-Information collected internally about the behavior of customers.	-Information of the different sectors.
-Information from the different economics sectors.

Disclosure of loss allowance

	December 31, 2025 (1)
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	683,890	Ps.	220,828	Ps.	3,357,213	Ps.	—	Ps.	4,261,931
Loan consumer portfolio		1,104,503		703,634		1,856,639		—		3,664,776
Loan mortgage portfolio		78,738		64,868		358,549		—		502,155
Loan microcredit portfolio		15		—		945		—		960
Loan interbank and overnight funds portfolio		148		—		—		—		148
Total loan portfolio	Ps.	1,867,294	Ps.	989,330	Ps.	5,573,346	Ps.	—	Ps.	8,429,970
Investments in debt securities at amortized cost		8,278		—		—		—		8,278
Other accounts receivable		31,161		25,223		102,494		233,814		392,692
Total loss allowance financial assets at amortized cost	Ps.	1,906,733	Ps.	1,014,553	Ps.	5,675,840	Ps.	233,814	Ps.	8,830,940

Investments in debt securities at FVOCI	Ps.	26,558	Ps.	44	Ps.	—	Ps.	—	Ps.	26,602
Loan commitments and financial guarantee contracts		69,308		6,906		1,611		—		77,825
Total loss allowance	Ps.	2,002,599	Ps.	1,021,503	Ps.	5,677,451	Ps.	233,814	Ps.	8,935,367

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”,, see note 13.A

	December 31, 2024
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan portfolio
Loan commercial portfolio	Ps.	724,075	Ps.	217,588	Ps.	4,421,230	Ps.	—	Ps.	5,362,893
Loan consumer portfolio		1,105,918		927,310		2,132,790		—		4,166,018
Loan mortgage portfolio		60,088		71,839		341,388		—		473,315
Loan microcredit portfolio		59		14		3,545		—		3,618

	December 31, 2024
	Stage 1		Stage 2		Stage 3
			Lifetime		Lifetime
			ECL not		ECL
	12-month		credit-		credit-		Simplified
	ECL		impaired		impaired		approach		Total
Loan interbank and overnight funds portfolio		794		1		—		—		795
Total loan portfolio	Ps.	1,890,934	Ps.	1,216,752	Ps.	6,898,953	Ps.	—	Ps.	10,006,639
Investments in debt securities at amortized cost		14,329		4,346		—		—		18,675
Other accounts receivable		31,226		22,196		117,508		191,041		361,971
Total loss allowance financial assets at amortized cost	Ps.	1,936,489	Ps.	1,243,294	Ps.	7,016,461	Ps.	191,041	Ps.	10,387,285

Investments in debt securities at FVOCI	Ps.	18,310	Ps.	—	Ps.	—	Ps.	—	Ps.	18,310
Loan commitments and financial guarantee contracts		62,509		7,671		2,234		—		72,414
Total loss allowance	Ps.	2,017,308	Ps.	1,250,965	Ps.	7,018,695	Ps.	191,041	Ps.	10,478,009

Disclosure of impairment losses per portfolio

The following table presents the impairment losses/recoveries per portfolio for the years ended December 31, 2025, 2024 and 2023:

		As of December 31, 2025		As of December 31, 2024 (1)		As of December 31, 2023 (1)
Commercial	Ps.	953,167	Ps.	690,828	Ps.	137,906
Consumer		3,034,991		3,780,124		4,342,925
Mortgage		175,898		133,885		59,250
Microcredit		(89)		(10,902)		31,901
Interbank and overnight funds		(647)		773		(1,422)
Total loan portfolio	Ps.	4,163,320	Ps.	4,594,708	Ps.	4,570,560
Other receivables(2)		161,404		92,044		76,487
Net portfolio provision impact on income statement	Ps.	4,324,724	Ps.	4,686,752	Ps.	4,647,047

(1) The information was modified based on MFG's discontinued operation; see note 13.B.

(2) Includes net of loss allowance presented as part of “Costs and expenses of sales goods and services” as of December 2025 Ps. (56,497) as of December 2024 Ps. (71,157) and as of December 2023 Ps. (51,035).

Disclosure of loans stage 3 individually assessed for ECL the gross amount and loss allowance balances

	December 31, 2025 (1)
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	68	Ps.	—	Ps.	—
Subtotal	Ps.	68	Ps.	—	Ps.	—

With recognized provision
Commercial	Ps.	6,090,515	Ps.	300,598	Ps.	2,100,718
Consumer		13,117		1,841		4,755
Mortgage		11,435		—		2,889
Subtotal	Ps.	6,115,067	Ps.	302,439	Ps.	2,108,362
Totals
Commercial	Ps.	6,090,583	Ps.	300,598	Ps.	2,100,718
Consumer		13,117		1,841		4,755
Mortgage		11,435		—		2,889
Total	Ps.	6,115,135	Ps.	302,439	Ps.	2,108,362

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

	December 31, 2024
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized
Without recognized provision
Commercial	Ps.	262,667	Ps.	262,373	Ps.	—
Subtotal	Ps.	262,667	Ps.	262,373	Ps.	—

With recognized provision
Commercial	Ps.	7,775,982	Ps.	1,348,148	Ps.	2,950,023
Consumer		6,512		4,332		3,868
Mortgage		19,828		1,970		11,541
Subtotal	Ps.	7,802,322	Ps.	1,354,450	Ps.	2,965,432
Totals
Commercial	Ps.	8,038,649	Ps.	1,610,521	Ps.	2,950,023
Consumer		6,512		4,332		3,868
Mortgage		19,828		1,970		11,541
Total	Ps.	8,064,989	Ps.	1,616,823	Ps.	2,965,432

Disclosure of credit portfolio distribution by economic sector

Sector	December 31, 2025 (1)%			December 31, 2024%
Consumer services	Ps.	87,550,262	45.4%	Ps.	89,687,446	44.8%
Commercial services		41,868,516	21.7%		43,792,710	21.9%
Construction		14,015,379	7.3%		15,046,109	7.5%
Public services		10,088,667	5.2%		9,218,309	4.6%
Government		7,392,815	3.8%		5,471,013	2.7%
Transportation and communications		6,579,198	3.4%		6,499,070	3.2%
Food, beverage and tobacco		6,294,320	3.3%		7,577,678	3.8%
Other industrial and manufacturing products		5,316,713	2.8%		6,857,011	3.4%
Chemical production		4,890,011	2.5%		5,539,036	2.8%
Agricultural		3,266,907	1.7%		4,538,856	2.3%
Mining products and oil		2,415,758	1.3%		2,754,170	1.4%
Trade and tourism		1,495,870	0.8%		1,724,337	0.9%
Other		1,481,527	0.8%		1,430,380	0.7%
Total of each economic sector	Ps.	192,655,943	100.0%	Ps.	200,136,125	100.0%

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Disclosure of credit risk at the level in the different geographic areas

December 31, 2025	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	98,000,384	Ps.	60,447,939	Ps.	22,111,710	Ps.	1,520	Ps.	1,075,072	Ps.	181,636,625
United States		6,393,092		8,153		—		—		—		6,401,245
Panamá (1)		773,506		93		—		—		702,444		1,476,043
Guatemala		310,287		—		—		—		—		310,287
Costa Rica		176,154		—		—		—		—		176,154
El Salvador		123,951		—		—		—		—		123,951
Honduras		64,863		—		—		—		—		64,863
Other countries		2,466,747		28		—		—		—		2,466,775
Total gross loan portfolio	Ps.	108,308,984	Ps.	60,456,213	Ps.	22,111,710	Ps.	1,520	Ps.	1,777,516	Ps.	192,655,943

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

December 31, 2024	Commercial		Consumer		Mortgages		Microcredit		Interbank and overnight funds		Total
Colombia	Ps.	95,610,708	Ps.	57,719,813	Ps.	18,494,856	Ps.	4,375	Ps.	395,382	Ps.	172,225,134
Panamá		9,455,147		4,248,452		3,540,871		—		214,187		17,458,657
United States		6,685,567		7,984		—		—		93,474		6,787,025
Guatemala		432,151		—		—		—		—		432,151
Costa Rica		125,689		—		—		—		2,012		127,701
Honduras		392,236		—		—		—		—		392,236
El Salvador		13,919		—		—		—		—		13,919
Nicaragua		412		—		—		—		—		412
Other countries		2,698,814		76		—		—		—		2,698,890
Total gross loan portfolio	Ps.	115,414,643	Ps.	61,976,325	Ps.	22,035,727	Ps.	4,375	Ps.	705,055	Ps.	200,136,125

Disclosure of classification of loan portfolio by type of currency

December 31, 2025	Colombian Pesos		Foreign currency (1)		Total
Commercial	Ps.	91,723,007	Ps.	16,585,977	Ps.	108,308,984
Consumer		60,344,158		112,055		60,456,213
Residential mortgage		22,111,659		51		22,111,710
Microcredit		1,520		—		1,520
Interbank and overnight funds		817,691		959,825		1,777,516
Total gross loan portfolio	Ps.	174,998,035	Ps.	17,657,908	Ps.	192,655,943

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

December 31, 2024	Colombian Pesos		Foreign currency		Total
Commercial	Ps.	86,935,650	Ps.	28,478,993	Ps.	115,414,643
Consumer		57,615,997		4,360,328		61,976,325
Residential mortgage		18,494,740		3,540,987		22,035,727
Microcredit		4,375		—		4,375
Interbank and overnight funds		272,307		432,748		705,055
Total gross loan portfolio	Ps.	163,323,069	Ps.	36,813,056	Ps.	200,136,125

Disclosure of investments in debt securities by location

		December 31,		December 31,
	2025		2024
Colombia	Ps.	50,054,384	Ps.	39,769,376
Panama(1)		3,385,573		6,114,059
United States Of America(1)		567,849		1,543,389
Brazil		188,017		128,970
Mexico		343,116		583,979
Costa Rica(1)		—		110,714
Chile		372,114		524,430
Peru		231,408		443,698
Paraguay(1)		—		102,473
Japan		25,795		22,957
Germany		15,437		15,806
Total by country	Ps.	55,183,693	Ps.	49,359,851
Bladex (Foreign Trade Bank of Latin America)		—		216,218
Andean Development Corporation (Corporación Andina de Fomento)		51,853		117,061
Inter-American Corporation for the Financing of Infrastructure		8,712		4,274
Multilateral	Ps.	60,565	Ps.	337,553
Total investments in debt securities	Ps.	55,244,258	Ps.	49,697,404

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Disclosure of detail of sovereign debt portfolio issued by Central Governments per country

	December 31, 2025			December 31, 2024
			%			%
Investment grade (1)
Colombia (5)	Ps.	—	—%	Ps.	28,361,534	78.64%
Panama		973,505	2.21%		2,724,276	7.55%
Chile		182,837	0.41%		238,765	0.66%
Peru		32,414	0.07%		37,023	0.10%
Germany		15,436	0.03%		15,806	0.04%
Mexico		107,177	0.24%		17,987	0.05%
United States of America		518,409	1.17%		1,465,956	4.06%
Total Investment grade	Ps.	1,829,778	4.15%	Ps.	32,861,347	91.10%
Speculative (2)
Brazil		28,122	0%		30,266	0.08%
Colombia(5)		42,280,800	96%		3,101,625	8.60%
Costa Rica		—	—%		78,765	0.22%
Total Speculative	Ps.	42,308,922	95.85%	Ps.	3,210,656	8.90%
	Ps.	44,138,700	100.00%	Ps.	36,072,003	100.00%

Below is the detail of Grupo Aval’s debt portfolio issued by Central Banks:

	December 31, 2025				December 31, 2024
			%			%
Investment Grade (1)
Panama (4)(3)	Ps.	—	—%	Ps.	204,855	100.00%
Total Investment grade	Ps.	—	—%	Ps.	204,855	100.00%

Total sovereign risk	Ps.	44,138,700	100.00%	Ps.	36,276,858	100.00%

(1) Investment grade includes Fitch Ratings Colombia S.A. risk ratings from F1+ to F3, BRC de Colombia ratings from BRC 1+ to BRC 3, and Standard & Poor’s ratings from AAA to BBB–.
(2) Speculative grade includes Fitch Ratings Colombia S.A. risk ratings from B to E, BRC de Colombia ratings from BRC 4 to BRC 6, and Standard & Poor’s ratings from BB+ to D.
(3) The decrease corresponds to the reclassification to non-current assets held for sale related to the Multi Financial Group operation as of December 31, 2025; see Note 13.A.
(4) These investments correspond to Banco Nacional de Panamá, which is the official bank and performs central bank functions; however, it does not have the authority to issue currency or establish reserve requirements.
(5) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB– to BB+, which resulted in its risk level moving from investment grade to speculative.

Disclosure of balance of restructured loans

Restructured loans	December 31, 2025		December 31, 2024
Local currency	Ps.	5,089,268	Ps.	5,495,475
Foreign currency (1)		33,430		1,955,612
Total restructured	Ps.	5,122,698	Ps.	7,451,087

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Disclosure of total of foreclosed assets received and sold

	December 31, 2025		December 31, 2024
Foreclosed assets received	Ps.	189,624	Ps.	116,299
Foreclosed assets sold		130,716		43,731

Disclosure of detail of the guarantees, letters of credit and credit commitments on non-used credit lines

Loan commitments and financial guarantee contracts

	December 31, 2025 (1)		December 31, 2024
	Notional amount		Notional amount
Unused credit card limits	Ps.	14,847,091	Ps.	12,933,383
Approved credits not disbursed		6,792,792		5,432,167
Credit arrangements		5,108,039		4,583,513
Guarantees		2,199,093		3,082,949
Unused limits of overdrafts		2,271,247		2,261,456
Unused letters of credit		400,330		382,953
Total	Ps.	31,618,592	Ps.	28,676,421

Disclosure of guarantees, letters of credit and credit commitments on non-used credit lines

	December 31, 2025		December 31, 2024
Colombian Pesos	Ps.	30,392,045	Ps.	25,916,587
U.S. dollars (1)		1,206,958		2,741,438
Euro		14,873		14,517
Other		4,716		3,879
Total	Ps.	31,618,592	Ps.	28,676,421

(1) The decrease corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Disclosure of detail of the credit commitments

December 31, 2025

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	2,453,579	Ps.	—	Ps.	2,453,579	Ps.	(2,039,389)	Ps.	(75,563)	Ps.	338,627
Repurchase agreements		2,233,729		—		2,233,729		(98,164)		—		2,135,565
Total	Ps.	4,687,308	Ps.	—	Ps.	4,687,308	Ps.	(2,137,553)	Ps.	(75,563)	Ps.	2,474,192

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,986,281	Ps.	—	Ps.	1,986,281	Ps.	(335,732)	Ps.	(269,536)	Ps.	1,381,013
Repurchase agreements		21,784,346		—		21,784,346		(22,357,129)		(184,107)		(756,890)
Total	Ps.	23,770,627	Ps.	—	Ps.	23,770,627	Ps.	(22,692,861)	Ps.	(453,643)	Ps.	624,123

December 31, 2024

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Assets Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Assets		Balance Sheet		Balance Sheet		Instruments		Received		Exposure
Offsetting assets
Derivatives	Ps.	1,023,313	Ps.	—	Ps.	1,023,313	Ps.	(1,951,440)	Ps.	(162,729)	Ps.	(1,090,856)
Repurchase agreements		1,940,488		—		1,940,488		(667)		—		1,939,821
Total	Ps.	2,963,801	Ps.	—	Ps.	2,963,801	Ps.	(1,952,107)	Ps.	(162,729)	Ps.	848,965

	Gross		Gross Amounts		Net Amounts of		Gross Amounts Not
	Amounts of		Offset in the		Liabilities Presented in		Offset in the Consolidated Balance Sheet
	Recognized		Consolidated		the Consolidated		Financial		Cash collateral		Net
	Liabilities		Balance Sheet		Balance Sheet		Instruments		Delivered		Exposure
Offsetting liabilities
Derivatives	Ps.	1,033,592	Ps.	—	Ps.	1,033,592	Ps.	(208,181)	Ps.	(71,745)	Ps.	753,666
Repurchase agreements		17,686,789		—		17,686,789		(20,719,224)		(336,987)		(3,369,422)
Total	Ps.	18,720,381	Ps.	—	Ps.	18,720,381	Ps.	(20,927,405)	Ps.	(408,732)	Ps.	(2,615,756)

Disclosure of breakdown of financial assets and liabilities exposed to trading risk held

	December 31, 2025 (1)		December 31, 2024
Financial assets at fair value
Debt financial assets
Trading investments in debt securities	Ps.	17,582,844	Ps.	11,937,414
Investments in debt securities mandatorily at FVTPL		—		1,425
Investments in debt securities at FVOCI		28,455,957		27,050,198
Total debt securities	Ps.	46,038,801	Ps.	38,989,037
Derivative assets instruments	Ps.	2,217,021	Ps.	969,294
Hedging derivatives assets		236,558		54,019
Total derivative	Ps.	2,453,579	Ps.	1,023,313
Total financial assets	Ps.	48,492,380	Ps.	40,012,350
Liabilities
Derivative liabilities instruments	Ps.	1,951,439	Ps.	1,011,934
Hedging derivatives liabilities		34,842		21,658
Total financial liabilities	Ps.	1,986,281	Ps.	1,033,592
Net position	Ps.	46,506,099	Ps.	38,978,758

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Disclosure of market value-at-risk (VaR) for subsidiaries

		At December 31, 2025			At December 31, 2024
			Basis points of			Basis points of
Entity		Value at Risk	regulatory capital		Value at Risk	regulatory capital
Banco Bogotá S.A.	Ps.	311,408	50	Ps.	318,203	52
Banco de Occidente S.A.		152,515	43		381,972	113
Banco AV Villas S.A.		15,658	16		22,567	26
Banco Popular S.A. (1)		304,481	173		291,145	152
Corficolombiana S.A. (1)		294,820	674		320,096	674
Porvenir S.A.		4,352	53		3,832	57

(1) The market value at risk information corresponds to Banco Popular's consolidated information. Corficolombiana's information is presented separately, due to its materiality.

Disclosure of foreign currency assets and liabilities are in U.S. dollars and foreign currencies

December 31,2025		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets (1)
Cash and cash equivalents	2,075	108	Ps.	8,054,803
Trading investments in debt securities	257	—		965,570
Investments in debt securities at FVOCI	1,384	4		5,215,235
Investments in debt securities at amortized cost	8	—		30,057
Loan portfolio financial assets at amortized cost	4,695	5		17,657,908
Derivative financial assets held for trading	296	1		1,114,961
Derivative financial assets held for hedging	—	—		637
Trade receivable	688	—		2,585,220
Total financial assets	9,403	118	Ps.	35,624,391

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities (2)
Derivative financial liabilities held for trading	279	1	Ps.	1,053,795
Derivative financial liabilities held for hedging	3	—		9,741
Customer deposits	4,283	5		16,107,271
Financial obligations	7,369	8		27,716,615
Total financial liabilities	11,934	14	Ps.	44,887,422
Net financial asset (liability) position	(2,531)	104	Ps.	(9,263,031)

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31,2024		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial assets
Cash and cash equivalents	1,338	62	Ps.	5,913,128
Trading investments in debt securities	61	—		267,836
Investments in debt securities at FVOCI	2,412	4		10,649,301
Investments in debt securities at amortized cost	580	—		2,558,707
Loan portfolio financial assets at amortized cost	8,347	2		36,813,056
Derivative financial assets held for trading	207	6		341,310
Derivative financial assets held for hedging	2	—		43,377
Trade receivable	714	—		3,164,035
Total financial assets	13,661	74	Ps.	59,750,750

		Other currencies		Total in
	U.S. dollars	converted to U.S.		Colombian pesos
Account	(Millions)	dollars (Millions)		(Millions)
Financial liabilities
Derivative financial liabilities held for trading	243	4	Ps.	236,242
Derivative financial liabilities held for hedging	1	—		16,408
Customer deposits	7,246	34		32,100,339
Financial obligations	8,258	5		36,432,897
Total financial liabilities	15,748	43	Ps.	68,785,886
Net financial asset (liability) position	(2,087)	31	Ps.	(9,035,136)

Disclosure of sensitivities of profit or loss before taxes and equity (OCI) to reasonably possible changes in exchange rates

December 31,2025	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	1,591	Ps.	(1,591)
Profit and loss before taxes		(71,717)		71,717

December 31,2024	Increase		Decrease
	Ps.100 per U.S.		Ps.100 per U.S.
	dollar		dollar
Equity (mainly OCI) (1)	Ps.	1,801	Ps.	(1,801)
Profit and loss before taxes		(53,818)		53,818

(1)   The sensitivity in equity considers mainly assets and liabilities of entities with functional currencies different from the Group’s presentation currency compensated with derivatives and financial labilities designated to hedge net investments in foreign operations.

Schedule of results of delta economic value of equity and net interest margin measurements

Below are the results of the Delta EVE and Delta NIM measurements as of December 31, 2025 and 2024:

	At December 31, 2025
	Maximum Delta NIM	Maximum Delta EVE	Delta EVE / CET1+AT1
	(in Ps)	(in Ps)	(in percentages)
Banco de Bogotá	(704,381)	(1,598,433)	11.01
Banco de Occidente	(632,679)	(341,331)	7.22
Banco Popular	(351,902)	(362,219)	18.06
Banco AV Villas	(197,711)	(155,061)	12.52

	At December 31, 2024
	Maximum Delta NIM	Maximum Delta EVE	Delta EVE / CET1+AT1
	(in Ps)	(in Ps)	(in percentages)
Banco de Bogotá	(634,544)	(1,216,132)	8.57
Banco de Occidente	(555,733)	(173,433)	5.95
Banco Popular	(328,276)	(408,513)	21.00
Banco AV Villas	(139,938)	(118,104)	9.42

Below are the results of the Delta EVE and Delta NIM measurements as of December 31, 2025:

	At December 31, 2025
	Maximum Delta NIM	Maximum Delta EVE	Delta EVE / CET1+AT1
	(in Ps)	(in Ps)	(in percentages)
Banco de Bogotá	(707,641)	(1,654,667)	10.82
Banco de Occidente	(662,769)	(361,923)	6.58

Disclosure of results of NIM and EVE Shocks

The following section presents the results of the shocks applied to the EVE and NIM metrics as of December 31, 2025, and December 31, 2024, for individual results. Regarding the consolidated information, the results are presented only as of December 31, 2025:

Individual Results

	At December 31, 2025
	Parallel up	Parallel down	Steepener	Flattener	Short rate up	Short rate down

	(in Ps)
Banco de Bogotá	(1,598,433)	640,311	(92,600)	(749,886)	(1,005,023)	244,956
Banco de Occidente	(341,331)	(95,121)	109,053	(259,220)	(255,114)	3,285
Banco Popular	(362,219)	183,092	96,296	(145,824)	(266,231)	169,429
Banco AV Villas	(155,062)	13,969	38,056	(110,853)	(114,476)	38,071

	At December 31, 2024
	Parallel up	Parallel down	Steepener	Flattener	Short rate up	Short rate down

	(in Ps)
Banco de Bogotá	(1,216,132)	311,377	133,630	(657,975)	(692,773)	135,650
Banco de Occidente	(173,433)	(268,506)	130,669	(274,802)	(135,435)	67,438
Banco Popular	(408,513)	126,470	64,031	(199,153)	(255,127)	83,960
Banco AV Villas	(73,388)	(44,814)	53,457	(118,104)	(51,821)	9,886

Consolidated Results

Consolidated results are presented only for Banco de Bogotá and Banco de Occidente, as they are the only financial institutions with subsidiaries that have a defined Banking Book, in accordance with regulatory provisions.

	At December 31, 2025
	Parallel up	Parallel down	Steepener	Flattener	Short rate up	Short rate down

	(in Ps)
Banco de Bogotá	(1,654,667)	704,940	(93,334)	(761,522)	(1,037,879)	275,954
Banco de Occidente	(361,923)	(48,693)	93,238	(240,949)	(252,959)	(3,693)

Disclosure of interest rates exposure for assets and liabilities

December 31,2025

	Less than		From one to		From six to		More than a		Non-
Assets (1)	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,947,229	Ps.	—	Ps.	—	Ps.	—	Ps.	12,407,481	Ps.	19,354,710
Trading investments in debt securities		313,342		857,713		917,811		15,493,978		—		17,582,844
Investments in debt securities at FVOCI		422,683		1,947,537		2,422,508		23,663,229		—		28,455,957
Investments in debt securities at amortized cost		941,587		2,523,556		3,776,864		1,963,450		—		9,205,457
Trade receivable at FVTPL		—		—		—		2,635,437		—		2,635,437
Commercial loans		1,275,910		88,802,542		2,343,572		15,886,960		—		108,308,984
Consumer loans		231,208		2,875,339		1,510,240		55,839,426		—		60,456,213
Mortgages loans		278,631		286,563		11,248		21,535,268		—		22,111,710
Microcredit loans		891		24		—		605		—		1,520
Interbank and overnight funds		1,767,275		10,241		—		—		—		1,777,516
Trade receivable		24,683		787		182		1,926,393		20,264,116		22,216,161
Total Assets	Ps.	12,203,439	Ps.	97,304,302	Ps.	10,982,425	Ps.	138,944,746	Ps.	32,671,597	Ps.	292,106,509
										—

	Less than		From one to		From six to		More than a		Non-
Liabilities (2)	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	6,384,604	Ps.	—	Ps.	—	Ps.	—	Ps.	17,213,631	Ps.	23,598,235
Saving deposits		88,238,541		—		—		—		—		88,238,541
Time deposits		10,784,108		45,291,746		20,894,887		18,135,176		—		95,105,917
Other deposits		14,699		27,924		—		—		419,922		462,545
Interbank and overnight funds		22,444,060		208,589		2,776		—		—		22,655,425
Borrowing from banks and others		2,609,903		6,823,584		6,898,316		8,227,372		—		24,559,175
Long-term debt		—		5,346,412		1,085,204		15,025,370		—		21,456,986
Total Liabilities	Ps.	130,475,915	Ps.	57,698,255	Ps.	28,881,183	Ps.	41,387,918	Ps.	17,633,553	Ps.	276,076,824

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31,2024

	Less than		From one to		From six to		More than a		Non-
Assets	one month		six months		twelve months		year		interest		Total
Cash and cash equivalents	Ps.	6,669,978	Ps.	—	Ps.		Ps.	—	Ps.	10,328,881	Ps.	16,998,859
Trading investments in debt securities		64,537		143,911		313,373		11,415,593		—		11,937,414
Investments in debt securities mandatorily at FVTPL		—		—		1,425		—		—		1,425
Investments in debt securities at FVOCI		373,026		1,495,003		2,726,862		22,455,307		—		27,050,198
Investments in debt securities at amortized cost		1,120,442		3,339,892		3,707,096		2,540,937		—		10,708,367
Trade receivable at FVTPL		—		—		—		4,181,835		—		4,181,835
Commercial loans		15,313,556		66,132,059		6,400,419		27,568,609		—		115,414,643
Consumer loans		4,821,574		3,357,049		2,743,970		51,053,732		—		61,976,325
Mortgages loans		3,837,007		184,710		123,247		17,890,763		—		22,035,727
Microcredit loans		2,199		457		295		1,424		—		4,375
Interbank and overnight funds		704,516		539		—		—		—		705,055
Trade receivable		14,665		6,589		189		2,230,108		21,886,987		24,138,538
Total Assets	Ps.	32,921,500	Ps.	74,660,209	Ps.	16,016,876	Ps.	139,338,308	Ps.	32,215,868	Ps.	295,152,761

	Less than		From one to		From six to		More than a		Non-
Liabilities	one month		six months		twelve months		year		interest		Total
Checking accounts	Ps.	6,064,076	Ps.	—	Ps.	—	Ps.	—	Ps.	18,515,460	Ps.	24,579,536
Saving deposits		79,614,904		—		—		—		—		79,614,904
Time deposits		6,739,476		50,866,874		23,336,940		15,386,537		—		96,329,827
Other deposits		13,359		108,392		—		—		226,159		347,910
Interbank and overnight funds		17,651,017		527,638		331,114		—		—		18,509,769
Borrowing from banks and others		3,377,387		10,628,700		3,790,469		10,301,603		—		28,098,159
Long-term debt		157,427		4,855,835		286,286		20,916,299		—		26,215,847
Total Liabilities	Ps.	113,617,646	Ps.	66,987,439	Ps.	27,744,809	Ps.	46,604,439	Ps.	18,741,619	Ps.	273,695,952

Disclosure of breakdown of non-interest-bearing and interest-bearing assets and liabilities by interest rate type and by maturity

December 31,2025

	Under one year				Over one year				Non-
Assets (1)	Variable		Fixed		Variable		Fixed		interest		Total
Cash and cash equivalents	Ps.	2,843,399	Ps.	4,103,830	Ps.	—	Ps.	—	Ps.	12,407,481	Ps.	19,354,710
Trading investments in debt securities		169,009		1,919,857		131,985		15,361,993		—		17,582,844
Investments in debt securities at FVOCI		231,040		4,561,688		831,844		22,831,385		—		28,455,957
Investments in debt securities at amortized cost		5,351,209		1,890,797		—		1,963,451		—		9,205,457
Trade receivable at FVTPL		—		—		2,635,437		—		—		2,635,437
Commercial loans		38,255,304		11,022,924		50,293,877		8,736,879		—		108,308,984
Consumer loans		683,307		10,523,849		1,648,975		47,600,082		—		60,456,213
Mortgages loans		36,143		1,083,682		512,333		20,479,552		—		22,111,710
Microcredit loans		802		—		114		604		—		1,520
Interbank and overnight funds		—		1,777,516		—		—		—		1,777,516
Trade receivable		25,652		—		401,057		1,525,336		20,264,116		22,216,161
Total Assets	Ps.	47,595,865	Ps.	36,884,143	Ps.	56,455,622	Ps.	118,499,282	Ps.	32,671,597	Ps.	292,106,509
										—
	Under one year					Over one year			Non-
Liabilities (2)	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	392,631	Ps.	5,991,973	Ps.	—	Ps.	—	Ps.	17,213,631	Ps.	23,598,235
Saving deposits		11,243,338		76,995,203		—		—		—		88,238,541
Time deposits		23,127,676		54,048,625		5,740,557		12,189,059		—		95,105,917
Other deposits		13,082		29,541		—		—		419,922		462,545
Interbank and overnight funds		255,945		22,399,480		—		—		—		22,655,425
Borrowing from banks and others		10,323,838		5,459,051		3,518,694		5,257,592		—		24,559,175
Long-term debt		2,151,022		4,280,592		5,638,943		9,386,429		—		21,456,986
Total Liabilities	Ps.	47,507,532	Ps.	169,204,465	Ps.	14,898,194	Ps.	26,833,080	Ps.	17,633,553	Ps.	276,076,824

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31,2024

	Under one year				Over one year				Non-
Assets	Variable		Fixed		Variable		Fixed		interest		Total
Cash and cash equivalents	Ps.	767,956	Ps.	5,902,022	Ps.	—	Ps.	—	Ps.	10,328,881	Ps.	16,998,859
Trading investments in debt securities		39,959		481,862		267,185		11,148,408		—		11,937,414
Investments in debt securities mandatorily at FVTPL		—		1,425		—		—		—		1,425
Investments in debt securities at FVOCI		18,733		4,576,159		949,667		21,505,639		—		27,050,198
Investments in debt securities at amortized cost		5,563,208		2,604,222		94,850		2,446,087		—		10,708,367
Trade receivable at FVTPL		—		—		4,181,835		—		—		4,181,835
Commercial loans		47,408,803		12,085,311		46,834,101		9,086,428		—		115,414,643
Consumer loans		828,680		10,058,687		5,666,008		45,422,950		—		61,976,325
Mortgages loans		58,686		931,590		4,022,386		17,023,065		—		22,035,727
Microcredit loans		1,342		2,059		151		823		—		4,375
Interbank and overnight funds		—		705,055		—		—		—		705,055
Trade receivable		15,598		5,845		356,931		1,873,177		21,886,987		24,138,538
Total Assets	Ps.	54,702,965	Ps.	37,354,237	Ps.	62,373,114	Ps.	108,506,577	Ps.	32,215,868	Ps.	295,152,761

	Under one year				Over one year				Non-
Liabilities	Variable		Fixed		Variable		Fixed		interest		Total
Checking accounts	Ps.	642,651	Ps.	5,421,425	Ps.	—	Ps.	—	Ps.	18,515,460	Ps.	24,579,536
Saving deposits		9,509,067		70,105,837		—		—		—		79,614,904
Time deposits		11,243,745		67,994,677		4,210,357		12,881,048		—		96,329,827
Other deposits		11,728		110,023		—		—		226,159		347,910
Interbank and overnight funds		336,770		18,172,999		—		—		—		18,509,769
Borrowing from banks and others		8,349,490		5,952,723		8,188,874		5,607,072		—		28,098,159
Long-term debt		810,630		905,693		7,368,553		17,130,971		—		26,215,847
Total Liabilities	Ps.	30,904,081	Ps.	168,663,377	Ps.	19,767,784	Ps.	35,619,091	Ps.	18,741,619	Ps.	273,695,952

Disclosure of breakdown of the liquid assets by maturity

December 31, 2025

		Liquid assets
		available at the end			From 31 to 90
Bank		of the year (1)	From 1 to 7 days (2)	From 1 to 30 days (2)	days (2)
Banco Bogotá S.A.	Ps.	16,766,645	14,103,526	5,290,233	(17,219,591)
Banco de Occidente S.A.		11,509,695	7,654,716	4,681,592	(10,698,827)
Banco AV Villas S.A.		3,058,631	2,656,389	1,314,672	(3,211,668)
Banco Popular S.A.		5,572,720	4,994,515	1,573,415	(6,216,132)
Corficolombiana S.A.		2,567,533	1,608,683	809,740	(472,992)

December 31, 2024

		Liquid assets
		available at the end						From 31 to 90
Bank		of the year (1)		From 1 to 7 days (2)		From 1 to 30 days (2)		days (2)
Banco Bogotá S.A.	Ps.	13,469,768	Ps.	10,953,748	Ps.	2,928,936	Ps.	(16,891,633)
Banco de Occidente S.A.		9,284,616		6,461,637		2,946,224		(11,199,262)
Banco Popular S.A.		4,030,595		3,580,936		893,612		(5,667,658)
Banco AV Villas S.A.	2,145,763	1,665,301	687,963	(2,909,334)
Corficolombiana S.A.	1,908,014	902,572	560,871	(649,409)
(1)	Liquid assets are the sum of assets that are easily convertible into cash. Fixed income investments at amortized cost and financial investments pledged as collateral or subject to any other type of encumbrance, preventive measure or of any nature, that prevent their free assignment or transfer, as well as those that have been transferred under repurchase agreements, simultaneous or temporary transfer of securities are excluded. Liquid assets are measured at fair value (market prices on the evaluation date).
(2)	This amount is the remaining value of liquid assets in the specified time period, or the IRL, which is calculated as the difference between liquid assets and the liquidity requirement. The liquidity requirement is the difference between contractual cash inflows and contractual and non-contractual cash outflows during the period according to the IRL methodology.

Disclosure of IRL ratio amounts

	(in Ps)
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
IRL – 7 days	14,104	10,954	6,122	5,028	4,995	3,581	2,656	1,665	1,609	903
IRL – 30 days	5,290	2,929	3,375	1,814	1,573	894	1,315	688	810	561

Disclosure of IRL ration percentage

	(in percentages)
	Banco de Bogotá		Banco de Occidente		Banco Popular		Banco AV Villas		Corficolombiana
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
IRL – 7 days	630	535	262	289	964	896	760	447	268	190
IRL – 30 days	146	128	152	131	139	129	175	147	146	142

Disclosure of flows of the financial assets and liabilities including contractual interest receivable and payable

December 31, 2025

	Less than		From one to six		From six to twelve		More than
Assets (1)	one month		months		months		a year		Total
Cash and cash equivalents	Ps.	19,354,710	Ps.	—	Ps.	—	Ps.	—	Ps.	19,354,710
Trading investments in debt securities		2,137,023		1,778,618		3,413,469		10,291,572		17,620,682
Investments in debt securities at FVOCI		452,819		1,799,620		2,192,120		28,678,618		33,123,177
Investments in debt securities at amortized cost		1,246,317		2,298,604		4,657,753		1,963,450		10,166,124
Commercial loans		10,257,908		30,969,302		16,646,031		72,688,388		130,561,629
Consumer loans		2,034,248		8,046,766		8,544,496		68,901,971		87,527,481
Mortgages loans		544,230		1,244,414		1,390,669		39,963,613		43,142,926
Microcredit loans		226		529		169		956		1,880
Interbank and overnight funds		1,773,392		4,125		—		—		1,777,517
Trading derivatives		742,356		800,086		267,223		727,255		2,536,920
Hedging derivatives		2,903		27,728		44,577		207,077		282,285
Trade receivable		2,014,113		328,378		19,339		22,489,768		24,851,598
Total Assets	Ps.	40,560,245	Ps.	47,298,170	Ps.	37,175,846	Ps.	245,912,668	Ps.	370,946,929

	Less than		From one to six		From six to twelve		More than
Liabilities (2)	one month		months		months		a year		Total
Checking accounts	Ps.	23,598,235	Ps.	—	Ps.	—	Ps.	—	Ps.	23,598,235
Saving deposits		88,238,541		—		—		—		88,238,541
Time Deposits		12,207,927		44,796,477		23,537,597		21,155,408		101,697,409
Other deposits		432,549		29,996		—		—		462,545
Interbank and overnight funds		22,456,432		208,589		2,833		—		22,667,854
Borrowing from banks and others		1,197,304		6,658,939		7,630,961		13,470,640		28,957,844
Long-term debt		—		4,692,748		1,191,133		18,543,581		24,427,462
Trading derivatives		582,011		835,227		438,932		776,212		2,632,382
Hedging derivatives		34		107,001		21,434		6,246		134,715
Total Liabilities	Ps.	148,713,033	Ps.	57,328,977	Ps.	32,822,890	Ps.	53,952,087	Ps.	292,816,987

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	252,734	Ps.	372,873	Ps.	1,598,026	Ps.	33,874	Ps.	2,257,507
Standby letters of credit		7,416		87,122		294,149		12,200		400,887
Overdraft facility		2,271,247		—		—		—		2,271,247
Standby credit card facility		6,745,525		327,468		857,444		6,916,653		14,847,090
Undrawn approved loans		516,842		309,576		3,177,938		57,481		4,061,837
Total Commitments Loans	Ps.	9,793,764	Ps.	1,097,039	Ps.	5,927,557	Ps.	7,020,208	Ps.	23,838,568

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) As of December 2025, the liabilities related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Liabilities directly associated with non-current assets held for sale”, see note 13.A.

December 31, 2024

	Less than one		From one to		From six to		More than a
Assets	month		six months		twelve months		year		Total
Cash and cash equivalents	Ps.	16,998,859	Ps.	—	Ps.		Ps.	—	Ps.	16,998,859
Trading investments in debt securities		300,292		305,488		435,694		8,422,819		9,464,293
Investments in debt securities at FVOCI		401,816		1,811,929		3,252,189		24,381,983		29,847,917
Investments in debt securities at amortized cost		940,289		2,456,711		3,203,905		2,662,693		9,263,598
Commercial loans		14,582,605		31,222,986		18,300,276		71,697,670		135,803,537
Consumer loans		2,374,330		8,120,876		8,394,853		69,138,663		88,028,722
Mortgages loans		372,088		1,150,098		1,292,659		39,222,723		42,037,568
Microcredit loans		1,226		625		265		2,051		4,167
Interbank and overnight funds		703,330		1,799		—		—		705,129
Trading derivatives		376,454		325,466		144,525		170,457		1,016,902
Hedging derivatives		3,054		53,560		21,102		8,476		86,192
Trade receivable		2,864,204		318,938		4,548		25,143,889		28,331,579
Total Assets	Ps.	39,918,547	Ps.	45,768,476	Ps.	35,050,016	Ps.	240,851,424	Ps.	361,588,463

	Less than one		From one to		From six to		More than a
Liabilities	month		six months		twelve months		year		Total
Checking accounts	Ps.	24,579,536	Ps.	—	Ps.	—	Ps.	—	Ps.	24,579,536
Saving deposits		79,614,904		—		—		—		79,614,904
Time Deposits		9,186,183		49,090,487		25,405,518		18,863,479		102,545,667
Other deposits		235,111		111,456		—		1,343		347,910
Interbank and overnight funds		17,666,654		538,143		332,010		—		18,536,807
Borrowing from banks and others		1,995,053		10,510,170		4,796,438		13,359,839		30,661,500
Long-term debt		395,469		1,156,876		886,593		26,947,429		29,386,367
Trading derivatives		308,653		380,271		95,804		240,701		1,025,429
Hedging derivatives		1,369		8		3,220		4,180		8,777
Total Liabilities	Ps.	133,982,932	Ps.	61,787,411	Ps.	31,519,583	Ps.	59,416,971	Ps.	286,706,897

	Less than one		From one to		From six to		More than a
Commitments Loans	month		six months		twelve months		year		Total
Guarantees	Ps.	48,394	Ps.	360,652	Ps.	1,064,744	Ps.	1,629,771	Ps.	3,103,561
Standby letters of credit		26,546		145,194		195,627		16,905		384,272
Overdraft facility		1,861,943		26,281		32,113		341,120		2,261,457
Standby credit card facility		6,192,403		355,995		660,752		5,724,232		12,933,382
Undrawn approved loans		394,475		113,970		2,611,051		201,208		3,320,704
Total Commitments Loans	Ps.	8,523,761	Ps.	1,002,092	Ps.	4,564,287	Ps.	7,913,236	Ps.	22,003,376

Disclosure of subsidiaries complied with the minimum regulatory capital requirements

Banco de Bogotá S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2025		2024		2025		2024

Subscribed and paid-in capital	Ps.	3,553	Ps.	3,553	Ps.	3,553	Ps.	3,553
Reserves and retained earnings		15,488,196		14,980,050		15,896,788		15,426,827
Other comprehensive income		(150,051)		246,238		(21,063)		244,407
Net income for the period		1,259,998		1,128,549		1,270,587		1,090,178
Non-controlling interests		—		—		—		—
Deductions:
Unconsolidated financial sector investments		—		—		—		—
Goodwill and other intangibles		(1,460,905)		(1,388,211)		(1,506,967)		(1,709,972)
Deferred tax assets		(694,849)		(783,110)		(347,120)		(672,462)
Other		—		—		(1,431)		(1,431)
CET1	Ps.	14,445,943	Ps.	14,187,069	Ps.	15,294,347	Ps.	14,381,099
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	14,445,943	Ps.	14,187,069	Ps.	15,294,347	Ps.	14,381,099

Subordinated instruments		1,687,813		2,459,094		1,687,813		2,459,094
Plus/minus others		132,000		134,586		0		—
Tier II capital	Ps.	1,819,813	Ps.	2,593,680	Ps.	1,687,813	Ps.	2,459,094
Other deductions from technical capital		—		—		—		3,553
Technical capital	Ps.	16,265,756	Ps.	16,780,749	Ps.	16,982,160	Ps.	16,840,193
Risk-weighted assets		80,428,512		81,152,552		98,501,784		97,961,017
Market risk		185,383		153,522		311,408		318,203
Market risk exposure (1)		2,059,807		1,705,799		3,460,094		3,535,594
Operational risk		683,524		565,377		784,011		664,410
Operational risk exposure (1)		7,594,709		6,281,962		8,711,230		7,382,337
Risk-weighted assets including regulatory market risk and operational risk	Ps.	90,083,028	Ps.	89,140,313	Ps.	110,673,108	Ps.	108,878,948
CET1 solvency ratio		16.04%		15.92%		13.82%		13.21%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		16.04%		15.92%		13.82%		13.21%
Tier II contribution to solvency ratio		2.02%		2.91%		1.53%		2.26%
Total solvency ratio (2)		18.06%		18.83%		15.34%		15.47%

Capital measure	Ps.	14,445,943	Ps.	14,187,069	Ps.	15,294,347	Ps.	14,381,099
Exposure measure		138,326,503		129,644,773		158,485,219		154,516,917
Leverage ratio		10.44%		10.94%		9.65%		9.31%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)     Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco de Occidente S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2025		2024		2025		2024

Subscribed and paid-in capital	Ps.	4,677	Ps.	4,677	Ps.	4,677	Ps.	4,677
Reserves and retained earnings		5,242,618		4,996,740		5,477,955		5,253,452
Other comprehensive income		(52,984)		53,594		152,485		209,136
Net income for the period		533,656		494,992		574,590		473,554
Non-controlling interests		—		—		19,155		16,902
Deductions:
Unconsolidated financial sector investments		—		—		—		—
Goodwill and other intangibles		(761,334)		(693,741)		(726,124)		(651,630)
Deferred tax assets		(235,063)		(233,646)		—		—
Other		(2,747)		(2,743)		(2,747)		(2,743)
CET1	Ps.	4,728,823	Ps.	4,619,873	Ps.	5,499,991	Ps.	5,303,348
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	4,728,823	Ps.	4,619,873	Ps.	5,499,991	Ps.	5,303,348
		—		—		—		—
Subordinated instruments		1,075,171		1,357,700		1,075,171		1,357,700
Plus/minus others		38,417		30,716		—		—
Tier II capital	Ps.	1,113,588	Ps.	1,388,416	Ps.	1,075,171	Ps.	1,357,700
Other deductions from technical capital		—		—		—		—
Technical capital	Ps.	5,842,411	Ps.	6,008,289	Ps.	6,575,163	Ps.	6,661,048
Risk-weighted assets		41,765,590		40,395,605		45,511,052		44,446,464
Market risk		109,891		339,369		152,513		381,971
Market risk exposure (1)		1,221,006		3,770,764		1,694,594		4,244,121
Operational risk		337,993		282,931		337,127		283,565
Operational risk exposure (1)		3,755,476		3,143,676		3,745,856		3,150,726
Risk-weighted assets including regulatory market risk and operational risk	Ps.	46,742,072	Ps.	47,310,045	Ps.	50,951,502	Ps.	51,841,311
CET1 solvency ratio		10.12%		9.77%		10.79%		10.23%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		10.12%		9.77%		10.79%		10.23%
Tier II contribution to solvency ratio		2.38%		2.93%		2.11%		2.62%
Total solvency ratio (2)		12.50%		12.70%		12.90%		12.85%

Capital measure	Ps.	4,728,823	Ps.	4,619,873	Ps.	5,499,992	Ps.	5,303,348
Exposure measure		81,723,618		75,193,855		87,702,312		81,253,921
Leverage ratio		5.79%		6.14%		6.27%		6.53%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Comercial AV Villas S.A.

		Separate basis
		At December 31,
		2025		2024

Subscribed and paid-in capital	Ps.	22,297	Ps.	22,297
Reserves and retained earnings		1,482,139		1,545,974
Other comprehensive income		74,778		123,694
Net income for the period		(52,600)		(116,277)
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(241,826)		(194,924)
Deferred tax assets		(1,817)		(10,420)
Other		(44,359)		(116,928)
CET1	Ps.	1,238,612	Ps.	1,253,416
Hybrid instruments recognized as additional primary capital		—		—
Other		176		176
AT1	Ps.	176	Ps.	176
Tier I	Ps.	1,238,788	Ps.	1,253,592

Subordinated instruments		200,000		150,000
Plus/minus others		37,373		31,568
Tier II capital	Ps.	237,373	Ps.	181,568
Other deductions from technical capital		—		—
Technical capital	Ps.	1,476,161	Ps.	1,435,160
Risk-weighted assets		11,391,828		10,473,834
Market risk		15,658		22,567
Market risk exposure (1)		173,975		250,741
Operational risk		121,116		102,999
Operational risk exposure (1)		1,345,735		1,144,438
Risk-weighted assets including regulatory market risk and operational risk	Ps.	12,911,538	Ps.	11,869,013
CET1 solvency ratio		9.59%		10.56%
AT1 contribution to solvency ratio		0.00%		0.00%
Tier 1 capital solvency ratio		9.59%		10.56%
Tier II contribution to solvency ratio		1.84%		1.53%
Total solvency ratio (2)		11.43%		12.09%

Capital measure	Ps.	1,238,788	Ps.	1,253,592
Exposure measure		22,081,029		19,170,558
Leverage ratio		5.61%		6.54%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)   Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Banco Popular S.A.

		Separate basis				Consolidated basis
		At December 31,				At December 31,
		2025		2024		2025		2024

Subscribed and paid-in capital	Ps.	78,861	Ps.	77,253	Ps.	78,861	Ps.	77,253
Reserves and retained earnings		2,310,223		2,496,783		2,272,386		2,546,400
Other comprehensive income		113,637		82,992		303,895		251,899
Net income for the period		15,078		(226,699)		49,174		(314,876)
Non-controlling interests		—		—		7,280,592		6,866,755
Deductions:
Unconsolidated financial sector investments		—		—		—		—
Goodwill and other intangibles		(416,309)		(390,836)		(477,807)		(460,169)
Deferred tax assets		—		—		—		—
Other		(96,364)		(94,690)		(96,372)		(94,690)
CET1	Ps.	2,005,126	Ps.	1,944,803	Ps.	9,410,730	Ps.	8,872,572
Hybrid instruments recognized as additional primary capital		—		—		—		—
Other		—		—		—		—
AT1		—		—		—		—
Tier I	Ps.	2,005,126	Ps.	1,944,803	Ps.	9,410,730	Ps.	8,872,572

Subordinated instruments		362,384		319,316		112,384		69,316
Plus/minus others		9,421		15,349		—		—
Tier II capital	Ps.	371,805	Ps.	334,665	Ps.	112,384	Ps.	69,316
Other deductions from technical capital		—		—		(24,232)		(41,551)
Technical capital	Ps.	2,376,931	Ps.	2,279,467	Ps.	9,498,882	Ps.	8,900,337
Risk-weighted assets		16,991,036		17,069,637		37,420,685		37,339,994
Market risk		12,786		16,967		304,481		291,145
Market risk exposure (1)		142,064		188,523		3,383,123		3,234,940
Operational risk		148,169		144,415		358,587		414,441
Operational risk exposure (1)		1,646,317		1,604,616		3,984,300		4,604,901
Risk-weighted assets including regulatory market risk and operational risk		18,779,417		18,862,775		44,788,108		45,179,835
CET1 solvency ratio		10.68%		10.31%		21.01%		19.64%
AT1 contribution to solvency ratio		0.00%		0.00%		0.00%		0.00%
Tier 1 capital solvency ratio		10.68%		10.31%		21.01%		19.64%
Tier II contribution to solvency ratio		1.98%		1.77%		0.25%		0.15%
Total solvency ratio (2)		12.66%		12.08%		21.21%		19.70%

Capital measure	Ps.	2,005,126	Ps.	1,944,803	Ps.	9,410,730	Ps.	8,872,572
Exposure measure		31,641,203		29,036,941		59,643,311		55,602,943
Leverage ratio		6.34%		6.70%		15.78%		15.96%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Corficolombiana S.A.

		Separate basis
		At December 31,
		2025		2024

Subscribed and paid-in capital	Ps.	3,464	Ps.	3,464
Reserves and retained earnings		12,318,266		12,016,888
Other comprehensive income		122,538		(12,237)
Net income for the period		514,748		327,654
Non-controlling interests		—		—
Deductions:		—		—
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(100,348)		(104,519)
Deferred tax assets		—		—
Other		(1,611)		(1,512)
CET1	Ps.	12,857,057	Ps.	12,229,738
Hybrid instruments recognized as additional primary capital		—		—
Other		192		192
AT1	Ps.	192	Ps.	192
Tier I	Ps.	12,857,249	Ps.	12,229,930
		—		—
Subordinated instruments		—		—
Plus/minus others		—		—
Tier II capital	Ps.	—	Ps.	—
Other deductions from technical capital		(24,232)		(41,551)
Technical capital	Ps.	12,833,017	Ps.	12,188,379
Risk-weighted assets		21,097,041		20,630,956
Market risk		294,820		320,096
Market risk exposure (1)		3,275,783		3,556,617
Operational risk		205,781		271,948
Operational risk exposure (1)		2,286,453		3,021,644
Risk-weighted assets including regulatory market risk and operational risk	Ps.	26,659,277	Ps.	27,209,217
CET1 solvency ratio		48.23%		44.95%
AT1 contribution to solvency ratio		0.00%		0.00%
Tier 1 capital solvency ratio		48.23%		44.95%
Tier II contribution to solvency ratio		0.00%		0.00%
Total solvency ratio (2)		48.14%		44.80%

Capital measure	Ps.	12,857,250	Ps.	12,229,930
Exposure measure		29,017,318		27,239,441
Leverage ratio		44.31%		44.90%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Porvenir S.A.

		Separate basis
		At December 31,
		2025		2024

		(in Ps)
Subscribed and paid-in capital	Ps.	109,211	Ps.	109,211
Reserves and retained earnings		2,870,070		2,543,792
Other comprehensive income		(29,084)		(19,698)
Net income for the period		701,905		652,600
Non-controlling interests		—		—
Deductions:		—		—
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(405,131)		(381,208)
Deferred tax assets		(33,661)		(25,646)
Others		(53,826)		(53,826)
Primary capital	Ps.	3,159,484	Ps.	2,825,225

Unrealized gains/losses on securities available for sale		—		—
Secondary capital (Tier II)	Ps.	—	Ps.	—

Deductions:
Value of the stabilization reserve		(2,607,155)		(2,269,084)
Technical capital	Ps.	552,328	Ps.	556,140
Risk-weighted assets		693,323		671,894
Market risk		4,352		3,832
Market risk exposure (1)		48,361		42,577
Operational risk		137,330		121,454
Operational risk exposure (1)		1,525,884		1,349,490
Risk-weighted assets including regulatory market risk and operational risk	Ps.	2,267,568	Ps.	2,063,961
Solvency ratio (2)		24.36%		26.95%

(1)   Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by (100/9) as required by the Superintendency of Finance.

(2)    Solvency ratio is calculated as technical capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Aval Fiduciaria

		Separate basis
		At December 31,
		2025		2024

		(in Ps)
Subscribed and paid-in capital	Ps.	31,384	Ps.	31,384
Reserves and retained earnings		19,951		19,951
Other comprehensive income		(7,471)		(7,381)
Net income for the period		16,367		12,926
Non-controlling interests		—		—
Deductions:
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(24,256)		(20,156)
Deferred tax assets		(3,895)		(3,844)
Other		—		—
Primary capital	Ps.	32,080	Ps.	32,880

Subordinated instruments		—		—
Unrealized gains/losses on securities available for sale(1)		—		—
Secondary capital (Tier II)	Ps.	—	Ps.	—

Deductions:
Value of the stabilization reserve		—		—
Other deductions from regulatory capital		—		—
Regulatory capital	Ps.	32,080	Ps.	32,880
Risk-weighted assets		28,679		30,098
Market risk		478		717
Market risk exposure(1)		5,315		7,967
Operational risk		14,591		12,889
Operational risk exposure(1)		162,123		143,206
Risk-weighted assets including regulatory market risk and operational risk	Ps.	196,117	Ps.	181,271
Solvency ratio(2)		16.36%		18.14%
(1)	Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by specific weightings as defined the Superintendency of Finance.
(2)	Solvency ratio is calculated as regulatory capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

Aval Casa de Bolsa

		Separate basis
		At December 31,
		2025		2024

		(in Ps)
Subscribed and paid-in capital	Ps.	15,580	Ps.	15,580
Reserves and retained earnings		36,277		36,227
Other comprehensive income		(2,909)		(2,944)
Net income for the period		10,915		829
Non-controlling interests		—		—
Deductions:		—		—
Unconsolidated financial sector investments		—		—
Goodwill and other intangibles		(2,565)		(3,513)
Deferred tax assets		—		—
Other		—		—
Primary capital	Ps.	57,298	Ps.	46,179

Subordinated instruments		—		—
Unrealized gains/losses on securities available for sale(1)		—		—
Secondary capital (Tier II)	Ps.	—	Ps.	—

Deductions:
Value of the stabilization reserve		—		—
Other deductions from regulatory capital		—		—
Regulatory capital	Ps.	57,298	Ps.	46,179
Risk-weighted assets		22,752		13,638
Market risk		5,709		6,790
Market risk exposure(1)		63,428		75,444
Operational risk		2,761		3,120
Operational risk exposure(1)		30,682		34,667
Risk-weighted assets including regulatory market risk and operational risk	Ps.	116,862	Ps.	123,749
Solvency ratio(2)		49.03%		37.32%
(1)	Regulatory value at risk consists of value at risk multiplied by (100/9) as required by the Superintendency of Finance. Regulatory operational risk consists of operational risk multiplied by specific weightings as defined the Superintendency of Finance.
(2)	Solvency ratio is calculated as regulatory capital to risk-weighted assets, including regulatory value at risk and regulatory operational risk.

COLOMBIA
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2025	Expected for 2025 in 2024
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	5.10%	3.90%	3.90%	3.67%
DTF Interest rate	8.95%	4.97%	6.03%	5.82%
GDP Growth	2.60%	0.55%	2.68%	3.75%
Unemployment rate	8.00%	11.46%	10.46%	9.99%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2025, and 2024 (one-year projections) include the following expected scenarios of key indicators (among others) for Colombia.

	One year projection in 2025			One year projection in 2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	4.43%	4.62%	4.63%	3.90%	3.90%	3.67%
DTF Interest rate	8.17%	9.26%	8.51%	4.97%	6.03%	5.82%
GDP Growth	1.46%	2.75%	3.23%	0.55%	2.68%	3.75%
Unemployment rate	9.83%	8.72%	7.83%	11.46%	10.46%	9.99%

The following additional variable was relevant to the models used by our banks in 2024.

	One year projection in 2025			One year projection in 2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Interest rate	8.50%	9.25%	8.50%	5.25%	6.25%	6.25%

Disclosure of scenario probability weightings applied in measuring ECL

	2025			2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting	27%	56%	17%	27%	56%	17%

PANAMA
Disclosure of detailed information about financial instruments [line items]
Disclosure of macroeconomic variables used expected credit loss calculation

	2025	Expected for 2025 in 2024
	Real Scenario	Scenario A	Scenario B	Scenario C
Inflation	(0.21%)	2.33%	2.15%	1.51%
Nominal interest rate variation	0.23%	0.14%	0.10%	(0.02%)
IMAE (1)	4.03%	2.79%	3.03%	3.42%

Disclosure of economic scenario for key indicators of credit risk

The economic scenarios used as of December 31, 2025, and 2024 (one-year projections) include the following expected scenarios of key indicators (among others) for Panama.

	One year projection in 2025 (2)			One year projection in 2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Inflation	2.51%	1.57%	1.21%	2.33%	2.15%	1.51%
Nominal interest rate variation	0.49%	(0.30%)	(0.42%)	0.14%	0.10%	(0.02%)
IMAE (1)	3.69%	4.12%	4.46%	2.79%	3.03%	3.42%

(1)  Monthly Indicator of Economic Activity.

(2)  The Panama key indicators refer to Multi Financial Group. See note 13.B., "Discontinued operation related to Multi Financial Group”.

Disclosure of scenario probability weightings applied in measuring ECL

	2025			2024
	Scenario A	Scenario B	Scenario C	Scenario A	Scenario B	Scenario C
Scenario probability weighting (1)	10%	60%	30%	15%	75%	10%

(1)  The Panama key indicators refer to Multi Financial Group. See note 13.B., "Discontinued operation related to Multi Financial Group”.

Banco de Bogota S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	53,274	Ps.	122,866	Ps.	156,064	Ps.	53,274
Exchange rate		146,593		194,097		255,463		255,463
Shares		1,240		1,799		2,083		1,240
Mutual funds		423		913		1,431		1,431

Maximum, Minimum and Average VaR Values
At December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	160,445	Ps.	427,563	Ps.	552,647	Ps.	160,445
Exchange rate		91,087		141,196		166,334		155,113
Shares		1,947		10,929		37,644		2,077
Mutual funds		411		1,549		2,788		568

Banco de Occidente S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	148,047	Ps.	189,910	Ps.	238,845	Ps.	148,047
Exchange rate		837		7,838		16,567		3,273
Shares		—		—		—		—
Mutual funds		1,195		1,344		1,441		1,195

Maximum, Minimum and Average VaR Values
At December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	264,941	Ps.	322,068	Ps.	379,009	Ps.	379,009
Exchange rate		1,078		3,402		9,151		1,971
Shares		—		—		—		—
Mutual funds		934		991		1,031		992

Banco Popular S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
At December 31, 2025 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	220,418	Ps.	253,696	Ps.	296,841	Ps.	251,328
Exchange rate		32,932		44,440		58,254		32,932
Shares		175		12,995		26,680		175
Mutual funds		18,364		19,547		20,286		20,045

Maximum, Minimum and Average VaR Values
At December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	205,759	Ps.	328,266	Ps.	410,228	Ps.	205,759
Exchange rate		19,869		39,424		59,084		51,982
Shares		6,884		11,331		15,090		15,090
Mutual funds		18,201		19,668		23,969		18,314

(1) The market value at risk information corresponds to Banco Popular's consolidated information. Corficolombiana's information is presented separately, due to its materiality.

Banco Comercial AV Villas S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	12,001	Ps.	15,501	Ps.	21,498	Ps.	15,601
Exchange rate		2		38		157		49
Shares		—		—		—		—
Mutual funds		7		110		281		7

Maximum, Minimum and Average VaR Values
At December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	22,193	Ps.	29,979	Ps.	43,936	Ps.	22,193
Exchange rate		4		84		472		148
Shares		—		—		—		—
Mutual funds		121		251		447		225

Corficolombiana S.A
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
At December 31, 2025 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	204,636	Ps.	240,097	Ps.	280,691	Ps.	261,509
Exchange rate		32,284		43,485		56,181		32,284
Shares		—		21,975		26,505		—
Mutual funds		1,021		1,139		1,341		1,027

(1) The market value at risk information at December 31, 2025 corresponds to Corficolombiana's separate information.

Maximum, Minimum and Average VaR Values
At December 31, 2024 (1)
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	220,886	Ps.	271,679	Ps.	341,730	Ps.	252,417
Exchange rate		19,172		38,723		55,653		51,653
Shares		6,731		11,457		14,918		14,918
Mutual funds		983		1,200		1,424		1,108

(1) The market value at risk information at December 31, 2024 corresponds to Corficolombiana's separate information.

Sociedad Administradora de Fondos de Pensiones, Cesantias y del CCAI Porvenir S.A.
Disclosure of detailed information about financial instruments [line items]
Disclosure of VaR calculation relating to each of the risk factors

Maximum, Minimum and Average VaR Values
At December 31, 2025
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	5,892	Ps.	7,093	Ps.	8,508	Ps.	8,508
Exchange rate		10		342		1,143		64
Shares		1,948		2,740		4,488		2,627
Mutual funds		591		1,293		2,183		2,183

Maximum, Minimum and Average VaR Values
December 31, 2024
		Minimum		Average		Maximum		Period end
Interest rate	Ps.	7,623	Ps.	14,368	Ps.	16,520	Ps.	7,623
Exchange rate		7		233		419		275
Shares		1,624		2,090		2,654		1,790
Mutual funds		782		2,365		6,478		1,074

Financial assets at fair value through profit or loss, classified as held for trading, category, International Financial Reporting Standards 9 [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2025 (1)		December 31, 2024
Investment grade
Sovereign (2)(4)	Ps.	492,675	Ps.	10,699,113
Other public entities (3)		107,722		12,450
Corporate		3,781		3,996
Financial entities		126,993		161,465
Total investment grade	Ps.	731,171	Ps.	10,877,024
Speculative grade
Sovereign (2)(4)	Ps.	15,817,843	Ps.	17,824
Other public entities (3)		105,357		171,310
Corporate		22,896		30,527
Financial entities		905,577		840,729
Total Speculative grade	Ps.	16,851,673	Ps.	1,060,390
	Ps.	17,582,844	Ps.	11,937,414

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) A sovereign credit rating considers the risk of Treasury issuer or similar agency (government debt portfolio).

(3) Corresponds to operations with government entities, including public administration in general (including regional and local governments).

(4) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2025(1)		2024
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	15,704,043	Ps.	10,623,734
Securities issued or secured by other Colombian Government entities		205,855		183,760
Securities issued or secured by other financial entities		691,834		864,036
Securities issued or secured by non-financial sector entities		1,939		7,749
Others		12,508		15,768
Total In Colombian Pesos	Ps.	16,616,179	Ps.	11,695,047

In foreign currency
Securities issued or secured by Colombian Government	Ps.	113,801	Ps.	17,824
Securities issued or secured by other Colombian Government entities		7,224		—
Securities issued or secured by foreign Governments		492,675		75,379
Securities issued or secured by other financial entities		340,735		138,158
Securities issued or secured by non-financial sector entities		—		1,064
Others		12,230		9,942
Total In foreign currency	Ps.	966,665	Ps.	242,367
Total trading debt securities	Ps.	17,582,844	Ps.	11,937,414

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2025		December 31, 2024
Speculative grade
Corporate(1)	Ps.	—	Ps.	1,425
Total Speculative grade	Ps.	—	Ps.	1,425

(1) Corresponds to the BOCEA issued by Titularizadora Colombiana, in which Banco AV Villas held a position. At maturity, on December 16, 2025, the entity exercised its right to convert the instrument into shares

Disclosure of balance of financial assets in investments debt securities

	December 31,		December 31,
	2025		2024
In Colombian Pesos
Others(1)	Ps.	—	Ps.	1,425
Total debt securities mandatorily at FVTPL	Ps.	—	Ps.	1,425

(1)Corresponds to the BOCEA issued by Titularizadora Colombiana, in which Banco AV Villas held a position. At maturity, on December 16, 2025, the entity exercised its right to convert the instrument into shares

Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of balance of financial assets in investments debt securities

		December 31,		December 31,
In Colombian Pesos	2025 (1)		2024
Securities issued or secured by Colombian Government	Ps.	1,860,258	Ps.	2,553,693
Securities issued or secured by other Colombian Government entities		5,351,209		5,563,208
Others		—		32,759
Total In Colombian Pesos	Ps.	7,211,467	Ps.	8,149,660
In foreign currency
Securities issued or secured by foreign Governments	Ps.	30,540	Ps.	30,655
Securities issued or secured by other financial entities		1,963,450		2,350,549
Securities issued or secured by non-financial sector entities(1)		—		145,553
Others(1)		—		31,950
Total In foreign currency	Ps.	1,993,990	Ps.	2,558,707
Total investments in debt securities at amortized cost	Ps.	9,205,457	Ps.	10,708,367

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2025(1)
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (2)(4)	Ps.	1,306,564	Ps.	—	Ps.	—	Ps.	1,306,564
Other public entities (3)		91,016		—		—		91,016
Corporate		38,230		—		—		38,230
Financial entities		915,762		—		—		915,762
Multilateral		51,853		—		—		51,853
Total investment grade	Ps.	2,403,425	Ps.	—	Ps.	—	Ps.	2,403,425
Speculative grade
Sovereign (2)(4)	Ps.	24,622,925	Ps.	—	Ps.	—	Ps.	24,622,925
Other public entities (3)		415,235		—		—		415,235
Corporate		159,981		—		—		159,981
Financial entities		774,550		—		—		774,550
Multilaterals		8,712		—		—		8,712
Total speculative grade	Ps.	25,981,403	Ps.	—	Ps.	—	Ps.	25,981,403
Without Grade or Not available
Financial Entities	Ps.	63,234	Ps.	—	Ps.	—	Ps.	63,234
Sovereign(2)		7,895		—		—		7,895
Total Without Grade or Not available	Ps.	71,129	Ps.	—	Ps.	—	Ps.	71,129
	Ps.	28,455,957	Ps.	—	Ps.	—	Ps.	28,455,957

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2)  Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(3) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

(4) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

	December 31, 2024
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (1)	Ps.	19,577,886	Ps.	—	Ps.	—	Ps.	19,577,886
Other public entities (2)		33,584		—		—		33,584
Central banks		204,855		—		—		204,855
Corporate		66,347		—		—		66,347
Financial entities		1,447,702		—		—		1,447,702
Multilaterals		333,279		—		—		333,279
Total investment grade	Ps.	21,663,653	Ps.	—	Ps.	—	Ps.	21,663,653
Speculative grade
Sovereign (1)	Ps.	3,192,832	Ps.	—	Ps.	—	Ps.	3,192,832
Other public entities (2)		429,161		—		—		429,161
Corporate		367,087		—		—		367,087

	December 31, 2024
		Stage 1		Stage 2		Stage 3		Total
Financial entities		1,134,852		—		—		1,134,852
Multilaterals		4,274		—		—		4,274
Total speculative grade	Ps.	5,128,206	Ps.	—	Ps.	—	Ps.	5,128,206
Without Grade or Not available
Corporate	Ps.	214,110	Ps.	—	Ps.	—		214,110
Financial entities		44,229		—		—		44,229
Total Without Grade or Not available	Ps.	258,339	Ps.	—	Ps.	—	Ps.	258,339
	Ps.	27,050,198	Ps.	—	Ps.	—	Ps.	27,050,198

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Loan commitments and financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	58,160	Ps.	6,461	Ps.	289	Ps.	64,910
Transfers:
Transfer from stage 1 to stage 2		(1,690)		1,690		—		—
Transfer from stage 1 to stage 3		(218)		—		218		—
Transfer from stage 2 to stage 3		—		(329)		329		—
Transfer from stage 3 to stage 2		—		4		(4)		—
Transfer from stage 2 to stage 1		1,105		(1,105)		—		—
Transfer from stage 3 to stage 1		29		—		(29)		—
Net remeasurement of loss allowance		(14,124)		(769)		211		(14,682)
New loan commitments and financial guarantees issued		18,604		1,732		(65)		20,271
FX and other movements		(318)		(2)		—		(320)
Discontinued operations (1)		89						89
Loss allowance as of December 31, 2023	Ps.	61,637	Ps.	7,682	Ps.	949	Ps.	70,268
Transfers:
Transfer from stage 1 to stage 2		(1,233)		1,233		—		—
Transfer from stage 1 to stage 3		(503)		—		503		—
Transfer from stage 2 to stage 3		—		(167)		167		—
Transfer from stage 3 to stage 2		—		1		(1)		—
Transfer from stage 2 to stage 1		2,998		(2,998)		—		—
Transfer from stage 3 to stage 1		20		—		(20)		—
Net remeasurement of loss allowance		(17,928)		(14)		544		(17,398)
New loan commitments and financial guarantees issued		18,204		1,934		92		20,230
FX and other movements		220		—		—		220
Discontinued operations (1)		(906)		—		—		(906)
Loss allowance as of December 31, 2024	Ps.	62,509	Ps.	7,671	Ps.	2,234	Ps.	72,414
Transfers:
Transfer from stage 1 to stage 2		(1,094)		1,094		—		—
Transfer from stage 1 to stage 3		(226)		—		226		—
Transfer from stage 2 to stage 3		—		(219)		219		—
Transfer from stage 3 to stage 2		—		5		(5)		—
Transfer from stage 2 to stage 1		1,954		(1,954)		—		—
Transfer from stage 3 to stage 1		56		—		(56)		—
Net remeasurement of loss allowance		(17,120)		(1,671)		(1,070)		(19,861)
New loan commitments and financial guarantees issued		23,891		1,981		123		25,995
FX and other movements		(111)		(1)		(6)		(118)
Discontinued operations (1)		209		4		(46)		167
Reclassification MFG operation (2)		(760)		(4)		(8)		(772)
Loss allowance as of December 31, 2025	Ps.	69,308	Ps.	6,906	Ps.	1,611	Ps.	77,825

(1) See note 13.B., “ Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Loan portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	1,494,887	Ps.	1,425,922	Ps.	6,276,705	Ps.	9,197,514
Transfers:
Transfer from stage 1 to stage 2		(332,307)		332,307		—		—
Transfer from stage 1 to stage 3		(450,063)		—		450,063		—
Transfer from stage 2 to stage 3		—		(1,180,705)		1,180,705		—
Transfer from stage 3 to stage 2		—		309,622		(309,622)		—
Transfer from stage 2 to stage 1		479,360		(479,360)		—		—
Transfer from stage 3 to stage 1		113,974		—		(113,974)		—
Net remeasurement of loss allowance (6)		328,184		1,261,116		2,678,727		4,268,027
New financial assets originated or purchased		746,460		285,746		617,291		1,649,497
Financial assets that have been derecognized		(407,483)		(129,426)		(810,055)		(1,346,964)
Sales of portfolio (7)		(2,369)		(1,809)		(357,202)		(361,380)
Unwind of discount (3)		12		62		724,674		724,748
FX and other movements		(13,879)		(16,567)		(43,683)		(74,129)
Discontinued operations (1)		(31,149)		18,163		167,887		154,901
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of December 31, 2023	Ps.	1,811,608	Ps.	1,284,791	Ps.	6,939,316	Ps.	10,035,715
Transfers:
Transfer from stage 1 to stage 2		(332,518)		332,518		—		—
Transfer from stage 1 to stage 3		(422,672)		—		422,672		—
Transfer from stage 2 to stage 3		—		(1,229,034)		1,229,034		—
Transfer from stage 3 to stage 2		—		174,006		(174,006)		—
Transfer from stage 2 to stage 1		339,075		(339,075)		—		—
Transfer from stage 3 to stage 1		112,495		—		(112,495)		—
Net remeasurement of loss allowance (5)		408,965		1,324,473		2,884,586		4,618,024
New financial assets originated or purchased		553,975		171,018		560,083		1,285,076
Financial assets that have been derecognized		(494,729)		(122,114)		(691,549)		(1,308,392)
Sales of portfolio (7)		(3,063)		(793)		(130,799)		(134,655)
Unwind of discount (3)		1		77		816,010		816,088
FX and other movements		9,650		7,608		25,775		43,033
Discontinued operations (1)		(23,538)		25,642		136,410		138,514
Write-offs		(68,315)		(412,365)		(5,006,084)		(5,486,764)
Loss allowance as of December 31, 2024	Ps.	1,890,934	Ps.	1,216,752	Ps.	6,898,953	Ps.	10,006,639
Transfers:
Transfer from stage 1 to stage 2		(275,855)		275,855		—		—
Transfer from stage 1 to stage 3		(316,862)		—		316,862		—
Transfer from stage 2 to stage 3		—		(1,026,370)		1,026,370		—
Transfer from stage 3 to stage 2		—		130,594		(130,594)		—
Transfer from stage 2 to stage 1		282,164		(282,164)		—		—
Transfer from stage 3 to stage 1		126,870		—		(126,870)		—
Net remeasurement of loss allowance (4)		13,558		992,532		2,655,809		3,661,899
New financial assets originated or purchased		886,998		184,597		561,200		1,632,795
Financial assets that have been derecognized		(547,374)		(121,062)		(462,938)		(1,131,374)
Sales of portfolio (7)		(10)		(357)		(301,939)		(302,306)
Unwind of discount (3)		—		—		388,182		388,182
FX and other movements		(11,629)		(11,924)		(26,521)		(50,074)
Discontinued operations (1)		(23,788)		60,721		122,298		159,231
Reclassification MFG operation (2)		(70,728)		(64,506)		(126,777)		(262,011)
Write-offs		(86,984)		(365,338)		(5,220,689)		(5,673,011)
Loss allowance as of December 31, 2025	Ps.	1,867,294	Ps.	989,330	Ps.	5,573,346	Ps.	8,429,970

(1)       See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2)      Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	171,714	Ps.	110,005	Ps.	8,053	Ps.	289,772

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(221,533)	Ps.	(1,913)	Ps.	42,208	Ps.	(181,238)

(6)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	66,298	Ps.	35,139	Ps.	(6,894)	Ps.	94,543

(7)  Sale of loan portfolio corresponds mainly to sale of microcredit portfolio, and impaired portfolio and/ or with an increase in credit risk.

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	164,906,023	Ps.	11,774,908	Ps.	11,632,430	Ps.	188,313,361
Transfers:
Transfer from stage 1 to stage 2		(10,951,993)		10,951,993		—		—
Transfer from stage 1 to stage 3		(2,059,976)		—		2,059,976		—
Transfer from stage 2 to stage 3		—		(3,372,104)		3,372,104		—
Transfer from stage 2 to stage 1		9,137,025		(9,137,025)		—		—
Transfer from stage 3 to stage 2		—		876,973		(876,973)		—
Transfer from stage 3 to stage 1		509,414		—		(509,414)		—
New financial assets originated or purchased		111,919,244		2,583,927		8,250,075		122,753,246
Financial assets that have been paid		(103,065,373)		(3,798,676)		(7,734,476)		(114,598,525)
Net remeasurement of amortized cost and other receivables		1,032,328		(507,018)		97,065		622,375
Sale of loan portfolio-loss allowance (4)		(2,369)		(1,809)		(357,202)		(361,380)
Sale of loan portfolio-cash (4)		—		(694)		(112,766)		(113,460)
Gain or loss on sale portfolio (4)		—		(59)		3,390		3,331
FX and other movements (3)		(6,594,417)		(388,080)		(424,255)		(7,406,752)
Discontinued operations (1)		(191,326)		671,991		687,408		1,168,073
Write-offs		(114,019)		(540,280)		(3,522,200)		(4,176,499)
Total portfolio as of December 31, 2023	Ps.	164,524,561	Ps.	9,114,047	Ps.	12,565,162	Ps.	186,203,770
Transfers:
Transfer from stage 1 to stage 2		(9,506,321)		9,506,321		—		—
Transfer from stage 1 to stage 3		(2,324,339)		—		2,324,339		—
Transfer from stage 2 to stage 3		—		(3,841,435)		3,841,435		—
Transfer from stage 2 to stage 1		4,633,197		(4,633,197)		—		—
Transfer from stage 3 to stage 2		—		717,343		(717,343)		—
Transfer from stage 3 to stage 1		488,967		—		(488,967)		—
New financial assets originated or purchased		114,075,744		2,713,752		6,287,303		123,076,799
Financial assets that have been paid		(98,949,746)		(3,690,211)		(6,354,777)		(108,994,734)
Net remeasurement of amortized cost and other receivables		476,767		(811,893)		229,242		(105,884)
Sale of loan portfolio-loss allowance (4)		(3,063)		(793)		(130,799)		(134,655)
Sale of loan portfolio-cash (4)		(218,936)		(12,540)		(51,151)		(282,627)
Gain or loss on sale portfolio (4)		(20)		(558)		664		86
FX and other movements (3)		4,287,130		210,057		248,171		4,745,358
Discontinued operations (1)		(219,095)		660,046		673,825		1,114,776
Write-offs		(68,315)		(412,365)		(5,006,084)		(5,486,764)
Total portfolio as of December 31, 2024	Ps.	177,196,531	Ps.	9,518,574	Ps.	13,421,020	Ps.	200,136,125
Transfers:
Transfer from stage 1 to stage 2		(9,972,848)		9,972,848		—		—
Transfer from stage 1 to stage 3		(1,904,212)		—		1,904,212		—
Transfer from stage 2 to stage 3		—		(3,460,367)		3,460,367		—
Transfer from stage 2 to stage 1		4,099,867		(4,099,867)		—		—
Transfer from stage 3 to stage 2		—		598,857		(598,857)		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 3 to stage 1		472,961		—		(472,961)		—
New financial assets originated or purchased		133,064,325		11,519,514		5,209,376		149,793,215
Financial assets that have been paid		(112,932,038)		(12,751,684)		(6,173,815)		(131,857,537)
Net remeasurement of amortized cost and other receivables		(973,288)		(463,725)		992,302		(444,711)
Sale of loan portfolio-loss allowance (4)		(10)		(357)		(301,939)		(302,306)
Sale of loan portfolio-cash (4)		(2)		(33)		(124,977)		(125,012)
Gain or loss on sale portfolio (4)		(1)		(41)		12,181		12,139
FX and other movements (3)		(4,700,309)		(248,985)		(228,152)		(5,177,446)
Discontinued operations (1)		922,799		112,276		75,139		1,110,214
Reclassification MFG operation (2)		(12,067,196)		(1,670,297)		(1,078,234)		(14,815,727)
Write-offs		(86,984)		(365,338)		(5,220,689)		(5,673,011)
Total portfolio as of December 31, 2025	Ps.	173,119,595	Ps.	8,661,375	Ps.	10,874,973	Ps.	192,655,943

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3) Corresponds to the variation in the TRM between January and December: Ps. (652.07) per U.S. dollar in 2025, Ps. 587.1 in 2024, and Ps. (988.15) in 2023.

(4) Sale of loan portfolio corresponds mainly to sale of microcredit portfolio, and impaired portfolio and/ or with an increase in credit risk.

Commercial lending portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	598,538	Ps.	515,202	Ps.	4,379,006	Ps.	5,492,746
Transfers:
Transfer from stage 1 to stage 2		(44,743)		44,743		—		—
Transfer from stage 1 to stage 3		(18,381)		—		18,381		—
Transfer from stage 2 to stage 3		—		(130,514)		130,514		—
Transfer from stage 3 to stage 2		—		40,868		(40,868)		—
Transfer from stage 2 to stage 1		150,216		(150,216)		—		—
Transfer from stage 3 to stage 1		31,836		—		(31,836)		—
Net remeasurement of loss allowance (6)		(143,952)		(109,495)		602,866		349,419
New financial assets originated or purchased		285,466		57,006		125,454		467,926
Financial assets that have been derecognized		(211,534)		(35,105)		(432,800)		(679,439)
Sales of portfolio		—		—		(194,305)		(194,305)
Unwind of discount (3)		—		16		517,513		517,529
FX and other movements		(11,012)		(9,657)		(35,821)		(56,490)
Discontinued operations (1)		(20,690)		(1,893)		87,790		65,207
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Loss allowance as of December 31, 2023	Ps.	612,441	Ps.	218,824	Ps.	4,463,335	Ps.	5,294,600
Transfers:
Transfer from stage 1 to stage 2		(55,649)		55,649		—		—
Transfer from stage 1 to stage 3		(18,703)		—		18,703		—
Transfer from stage 2 to stage 3		—		(141,584)		141,584		—
Transfer from stage 3 to stage 2		—		42,213		(42,213)		—
Transfer from stage 2 to stage 1		69,270		(69,270)		—		—
Transfer from stage 3 to stage 1		25,801		—		(25,801)		—
Net remeasurement of loss allowance (5)		89,091		102,262		712,382		903,735
New financial assets originated or purchased		276,958		39,096		116,280		432,334
Financial assets that have been derecognized		(266,644)		(37,026)		(341,571)		(645,241)
Sales of portfolio		—		—		(94,960)		(94,960)
Unwind of discount (3)		1		51		593,517		593,569
FX and other movements		5,749		3,974		21,427		31,150

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Discontinued operations (1)		(9,701)		7,179		70,058		67,536
Write-offs		(4,539)		(3,780)		(1,211,511)		(1,219,830)
Loss allowance as of December 31, 2024	Ps.	724,075	Ps.	217,588	Ps.	4,421,230	Ps.	5,362,893
Transfers:
Transfer from stage 1 to stage 2		(55,003)		55,003		—		—
Transfer from stage 1 to stage 3		(15,271)		—		15,271		—
Transfer from stage 2 to stage 3		—		(143,316)		143,316		—
Transfer from stage 3 to stage 2		—		29,470		(29,470)		—
Transfer from stage 2 to stage 1		54,778		(54,778)		—		—
Transfer from stage 3 to stage 1		18,925		—		(18,925)		—
Net remeasurement of loss allowance (4)		(89,531)		110,018		776,530		797,017
New financial assets originated or purchased		397,081		58,317		296,127		751,525
Financial assets that have been derecognized		(293,004)		(41,751)		(260,620)		(595,375)
Sales of portfolio		(3)		(3)		(186,840)		(186,846)
Unwind of discount (3)		—		—		261,596		261,596
FX and other movements		(6,900)		(5,869)		(22,105)		(34,874)
Discontinued operations (1)		(7,562)		36,640		19,124		48,202
Reclassification MFG operation (2)		(34,399)		(35,413)		(90,776)		(160,588)
Write-offs		(9,296)		(5,078)		(1,967,245)		(1,981,619)
Loss allowance as of December 31, 2025	Ps.	683,890	Ps.	220,828	Ps.	3,357,213	Ps.	4,261,931

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2)      Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	138,799	Ps.	48,659	Ps.	7,689	Ps.	195,147

(5)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(72,973)	Ps.	(25,391)	Ps.	4,822	Ps.	(93,542)

(6)    This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	3,952	Ps.	(20,629)	Ps.	2,916	Ps.	(13,761)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	89,958,234	Ps.	5,672,094	Ps.	9,144,771	Ps.	104,775,099
Transfers:
Transfer from stage 1 to stage 2		(3,831,869)		3,831,869		—		—
Transfer from stage 1 to stage 3		(979,725)		—		979,725		—
Transfer from stage 2 to stage 3		—		(986,422)		986,422		—
Transfer from stage 2 to stage 1		4,428,540		(4,428,540)		—		—
Transfer from stage 3 to stage 2		—		327,479		(327,479)		—
Transfer from stage 3 to stage 1		216,849		—		(216,849)		—
New financial assets originated or purchased		75,428,992		924,475		1,156,101		77,509,568
Financial assets that have been paid		(66,409,339)		(1,587,486)		(3,472,586)		(71,469,411)
Net remeasurement of amortized cost and other receivables		526,100		(679,777)		1,585,087		1,431,410
Sale of loan portfolio-loss allowance		—		—		(194,305)		(194,305)
Sale of loan portfolio-cash		—		—		(78,613)		(78,613)
Gain or loss on sale portfolio		—		—		(7,415)		(7,415)
FX and other movements		(5,261,913)		(239,697)		(403,935)		(5,905,545)
Discontinued operations (1)		255,734		698,670		700,618		1,655,022
Write-offs		(3,303)		(2,131)		(662,559)		(667,993)
Total portfolio as of December 31, 2023	Ps.	94,328,300	Ps.	3,530,534	Ps.	9,188,983	Ps.	107,047,817
Transfers:
Transfer from stage 1 to stage 2		(3,045,688)		3,045,688		—		—
Transfer from stage 1 to stage 3		(1,417,659)		—		1,417,659		—
Transfer from stage 2 to stage 3		—		(1,317,836)		1,317,836		—
Transfer from stage 2 to stage 1		1,717,607		(1,717,607)		—		—
Transfer from stage 3 to stage 2		—		327,186		(327,186)		—
Transfer from stage 3 to stage 1		193,628		—		(193,628)		—
New financial assets originated or purchased		78,072,651		1,151,665		2,338,796		81,563,112
Financial assets that have been paid		(71,077,046)		(1,565,432)		(3,236,784)		(75,879,262)
Net remeasurement of amortized cost and other receivables		(385,444)		(828,388)		(84,314)		(1,298,146)
Sale of loan portfolio-loss allowance		—		—		(94,960)		(94,960)
Sale of loan portfolio-cash		—		—		(22,804)		(22,804)
Gain or loss on sale portfolio		—		—		5,633		5,633
FX and other movements		3,309,663		136,089		237,033		3,682,785
Discontinued operations (1)		236,432		706,131		687,735		1,630,298
Write-offs		(4,539)		(3,780)		(1,211,511)		(1,219,830)
Total portfolio as of December 31, 2024	Ps.	101,927,905	Ps.	3,464,250	Ps.	10,022,488	Ps.	115,414,643
Transfers:
Transfer from stage 1 to stage 2		(3,898,207)		3,898,207		—		—
Transfer from stage 1 to stage 3		(1,069,896)		—		1,069,896		—
Transfer from stage 2 to stage 3		—		(1,161,965)		1,161,965		—
Transfer from stage 2 to stage 1		1,220,996		(1,220,996)		—		—
Transfer from stage 3 to stage 2		—		278,400		(278,400)		—
Transfer from stage 3 to stage 1		184,074		—		(184,074)		—
New financial assets originated or purchased		85,047,055		10,307,334		2,317,075		97,671,464
Financial assets that have been paid		(77,680,078)		(10,557,970)		(2,988,923)		(91,226,971)
Net remeasurement of amortized cost and other receivables		(51,136)		(194,087)		(57,597)		(302,820)
Sale of loan portfolio-loss allowance		(3)		(3)		(186,840)		(186,846)
Sale of loan portfolio-cash		(1)		(1)		(114,772)		(114,774)
Gain or loss on sale portfolio		—		—		24,901		24,901
FX and other movements		(3,487,842)		(128,876)		(217,402)		(3,834,120)
Discontinued operations (1)		468,912		49,220		57,533		575,665
Reclassification MFG operation (2)		(6,040,222)		(811,177)		(879,140)		(7,730,539)
Write-offs		(9,296)		(5,078)		(1,967,245)		(1,981,619)
Total portfolio as of December 31, 2025	Ps.	96,612,261	Ps.	3,917,258	Ps.	7,779,465	Ps.	108,308,984

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Interbank and overnight funds [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	1,444	Ps.	—	Ps.	—	Ps.	1,444
Transfers:
Transfer from stage 2 to stage 1		2		(2)		—		—
Net remeasurement of loss allowance (3)		(122)		2		—		(120)
New financial assets originated or purchased		1,787		—		—		1,787
Financial assets that have been derecognized		(3,089)		—		—		(3,089)
Loss allowance as of December 31, 2023	Ps.	22	Ps.	—	Ps.	—	Ps.	22
Net remeasurement of loss allowance (2)		731		1		—		732
New financial assets originated or purchased		99		—		—		99
Financial assets that have been derecognized		(58)		—		—		(58)
Loss allowance as of December 31, 2024	Ps.	794	Ps.	1	Ps.	—	Ps.	795

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Net remeasurement of loss allowance (1)		2		(1)		—		1
New financial assets originated or purchased		2,803		—		—		2,803
Financial assets that have been derecognized		(3,451)		—		—		(3,451)
Loss allowance as of December 31, 2025	Ps.	148	Ps.	—	Ps.	—	Ps.	148
(1)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31,2024 and the loan portfolio as of December 31, 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	21	Ps.	—	Ps.	—	Ps.	21

(2)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	6	Ps.	—	Ps.	—	Ps.	6

(3)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
	Stage 2		Stage 3
Stage 1	Lifetime ECL not		Lifetime ECL
12-month ECL	credit-impaired		credit-impaired		Total
Ps. (4)	Ps.	—	Ps.	—	Ps.	(4)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	5,967,742	Ps.	—	Ps.	1	Ps.	5,967,743
New financial assets originated or purchased		206,661		—		—		206,661
Financial assets that have been paid		(6,003,176)		—		—		(6,003,176)
Net remeasurement of amortized cost and other receivables		(1,390)		—		(1)		(1,391)
FX and other movements		222,770		—		—		222,770
Total portfolio as of December 31, 2023	Ps.	392,607	Ps.	—	Ps.	—	Ps.	392,607
New financial assets originated or purchased		415,418		—		—		415,418
Financial assets that have been paid		(141,132)		—		—		(141,132)
Net remeasurement of amortized cost and other receivables		1,870		—		—		1,870
FX and other movements		36,292		—		—		36,292
Total portfolio as of December 31, 2024	Ps.	705,055	Ps.	—	Ps.	—	Ps.	705,055
New financial assets originated or purchased		2,251,099		—		—		2,251,099
Financial assets that have been paid		(940,957)		—		—		(940,957)

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Net remeasurement of amortized cost and other receivables		(2,812)		—		—		(2,812)
FX and other movements		(94,073)		—		—		(94,073)
Discontinued operations (1)		(1,904)		—		—		(1,904)
Reclassification MFG operation (2)		(138,892)		—		—		(138,892)
Total portfolio as of December 31, 2025	Ps.	1,777,516	Ps.	—	Ps.	—	Ps.	1,777,516

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	839,904	Ps.	853,159	Ps.	1,618,849	Ps.	3,311,912
Transfers:
Transfer from stage 1 to stage 2		(276,858)		276,858		—		—
Transfer from stage 1 to stage 3		(429,739)		—		429,739		—
Transfer from stage 2 to stage 3		—		(1,004,192)		1,004,192		—
Transfer from stage 3 to stage 2		—		257,854		(257,854)		—
Transfer from stage 2 to stage 1		300,775		(300,775)		—		—
Transfer from stage 3 to stage 1		71,599		—		(71,599)		—
Net remeasurement of loss allowance (6)		477,231		1,301,174		2,091,820		3,870,225
New financial assets originated or purchased		445,354		226,345		445,140		1,116,839
Financial assets that have been derecognized		(184,933)		(90,591)		(368,615)		(644,139)
Sales of portfolio		(2,369)		(1,809)		(162,897)		(167,075)
Unwind of discount (3)		—		46		183,157		183,203
FX and other movements		(3,199)		(4,785)		(5,379)		(13,363)
Discontinued operations (1)		6,177		13,305		63,606		83,088
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)
Loss allowance as of December 31, 2023	Ps.	1,141,997	Ps.	993,268	Ps.	2,172,181	Ps.	4,307,446
Transfers:
Transfer from stage 1 to stage 2		(265,008)		265,008		—		—
Transfer from stage 1 to stage 3		(378,612)		—		378,612		—
Transfer from stage 2 to stage 3		—		(1,030,039)		1,030,039		—
Transfer from stage 3 to stage 2		—		117,468		(117,468)		—
Transfer from stage 2 to stage 1		238,008		(238,008)		—		—
Transfer from stage 3 to stage 1		77,112		—		(77,112)		—
Net remeasurement of loss allowance (5)		293,405		1,147,503		2,113,393		3,554,301
New financial assets originated or purchased		264,533		130,124		439,828		834,485
Financial assets that have been derecognized		(216,409)		(78,281)		(313,972)		(608,662)
Sales of portfolio		(21)		(602)		(9,441)		(10,064)
Unwind of discount (3)		—		26		199,790		199,816
FX and other movements		3,660		2,364		3,018		9,042
Discontinued operations (1)		(10,791)		14,058		56,074		59,341
Write-offs		(41,956)		(395,579)		(3,742,152)		(4,179,687)
Loss allowance as of December 31, 2024	Ps.	1,105,918	Ps.	927,310	Ps.	2,132,790	Ps.	4,166,018
Transfers:
Transfer from stage 1 to stage 2		(209,643)		209,643		—		—
Transfer from stage 1 to stage 3		(300,847)		—		300,847		—
Transfer from stage 2 to stage 3		—		(843,865)		843,865		—
Transfer from stage 3 to stage 2		—		86,684		(86,684)		—
Transfer from stage 2 to stage 1		193,461		(193,461)		—		—
Transfer from stage 3 to stage 1		97,074		—		(97,074)		—
Net remeasurement of loss allowance (4)		88,526		816,337		1,785,608		2,690,471
New financial assets originated or purchased		465,115		123,255		260,679		849,049
Financial assets that have been derecognized		(244,305)		(76,434)		(183,790)		(504,529)
Sales of portfolio		(7)		(354)		(115,099)		(115,460)
Unwind of discount (3)		—		—		107,651		107,651
FX and other movements		(4,743)		(4,356)		(2,776)		(11,875)
Discontinued operations (1)		(8,535)		24,002		92,845		108,312
Reclassification MFG operation (2)		(34,017)		(22,132)		(26,921)		(83,070)
Write-offs		(43,494)		(342,995)		(3,155,302)		(3,541,791)
Loss allowance as of December 31, 2025	Ps.	1,104,503	Ps.	703,634	Ps.	1,856,639	Ps.	3,664,776

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	28,546	Ps.	52,023	Ps.	(39)	Ps.	80,530

(5)        This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(147,090)	Ps.	20,156	Ps.	37,244	Ps.	(89,690)

(6)       This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	57,239	Ps.	51,135	Ps.	(13,718)	Ps.	94,656

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	52,529,128	Ps.	4,928,963	Ps.	1,961,353	Ps.	59,419,444
Transfers:
Transfer from stage 1 to stage 2		(5,701,009)		5,701,009		—		—
Transfer from stage 1 to stage 3		(1,029,073)		—		1,029,073		—
Transfer from stage 2 to stage 3		—		(2,089,300)		2,089,300		—
Transfer from stage 2 to stage 1		3,616,500		(3,616,500)		—		—
Transfer from stage 3 to stage 2		—		480,525		(480,525)		—
Transfer from stage 3 to stage 1		212,519		—		(212,519)		—
New financial assets originated or purchased		32,474,640		1,586,440		4,957,874		39,018,954
Financial assets that have been paid		(28,331,264)		(2,095,326)		(2,091,623)		(32,518,213)
Net remeasurement of amortized cost and other receivables		296,415		140,719		(1,523,793)		(1,086,659)
Sale of loan portfolio-loss allowance		(2,369)		(1,809)		(162,897)		(167,075)
Sale of loan portfolio-cash		—		(694)		(34,153)		(34,847)
Gain or loss on sale portfolio		—		(59)		10,805		10,746
FX and other movements		(832,014)		(77,989)		(5,218)		(915,221)
Discontinued operations (1)		(275,419)		(13,883)		(4,972)		(294,274)
Write-offs		(101,945)		(533,321)		(2,797,978)		(3,433,244)
Total portfolio as of December 31, 2023	Ps.	52,856,109	Ps.	4,408,775	Ps.	2,734,727	Ps.	59,999,611
Transfers:
Transfer from stage 1 to stage 2		(4,910,035)		4,910,035		—		—
Transfer from stage 1 to stage 3		(855,865)		—		855,865		—
Transfer from stage 2 to stage 3		—		(2,127,198)		2,127,198		—
Transfer from stage 2 to stage 1		1,875,510		(1,875,510)		—		—
Transfer from stage 3 to stage 2		—		291,914		(291,914)		—
Transfer from stage 3 to stage 1		204,521		—		(204,521)		—
New financial assets originated or purchased		29,868,948		1,482,560		3,834,567		35,186,075

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Financial assets that have been paid		(25,133,605)		(1,989,366)		(2,953,030)		(30,076,001)
Net remeasurement of amortized cost and other receivables		601,994		(26,806)		260,780		835,968
Sale of loan portfolio-loss allowance		(21)		(602)		(9,441)		(10,064)
Sale of loan portfolio-cash		(5)		(143)		(1,510)		(1,658)
Gain or loss on sale portfolio		(20)		(558)		(4,969)		(5,547)
FX and other movements		523,841		25,899		479		550,219
Discontinued operations (1)		(300,151)		(16,169)		(6,271)		(322,591)
Write-offs		(41,956)		(395,579)		(3,742,152)		(4,179,687)
Total portfolio as of December 31, 2024	Ps.	54,689,265	Ps.	4,687,252	Ps.	2,599,808	Ps.	61,976,325
Transfers:
Transfer from stage 1 to stage 2		(4,500,953)		4,500,953		—		—
Transfer from stage 1 to stage 3		(777,987)		—		777,987		—
Transfer from stage 2 to stage 3		—		(1,909,116)		1,909,116		—
Transfer from stage 2 to stage 1		1,737,149		(1,737,149)		—		—
Transfer from stage 3 to stage 2		—		216,466		(216,466)		—
Transfer from stage 3 to stage 1		189,616		—		(189,616)		—
New financial assets originated or purchased		38,775,713		1,038,560		2,732,577		42,546,850
Financial assets that have been paid		(31,372,070)		(2,079,908)		(2,991,735)		(36,443,713)
Net remeasurement of amortized cost and other receivables		(678,545)		(128,026)		1,063,142		256,571
Sale of loan portfolio-loss allowance		(7)		(354)		(115,099)		(115,460)
Sale of loan portfolio-cash		(1)		(32)		(10,205)		(10,238)
Gain or loss on sale portfolio		(1)		(41)		(12,720)		(12,762)
FX and other movements		(670,881)		(35,340)		1,410		(704,811)
Discontinued operations (1)		306,917		26,258		8,186		341,361
Reclassification MFG operation (2)		(3,427,598)		(362,754)		(45,767)		(3,836,119)
Write-offs		(43,494)		(342,995)		(3,155,302)		(3,541,791)
Total portfolio as of December 31, 2025	Ps.	54,227,123	Ps.	3,873,774	Ps.	2,355,316	Ps.	60,456,213

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	48,763	Ps.	52,639	Ps.	251,039	Ps.	352,441
Transfers:
Transfer from stage 1 to stage 2		(7,295)		7,295		—		—
Transfer from stage 1 to stage 3		(635)		—		635		—
Transfer from stage 2 to stage 3		—		(35,387)		35,387		—
Transfer from stage 3 to stage 2		—		9,526		(9,526)		—
Transfer from stage 2 to stage 1		26,638		(26,638)		—		—
Transfer from stage 3 to stage 1		10,329		—		(10,329)		—
Net remeasurement of loss allowance (6)		(11,295)		59,040		(28,775)		18,970
New financial assets originated or purchased		9,206		2,298		46,643		58,147
Financial assets that have been derecognized		(5,974)		(3,465)		(8,428)		(17,867)
Unwind of discount (3)		12		—		16,988		17,000
FX and other movements		332		(2,125)		(2,483)		(4,276)
Discontinued operations (1)		(16,636)		6,751		16,491		6,606
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
Loss allowance as of December 31, 2023	Ps.	45,080	Ps.	66,333	Ps.	268,574	Ps.	379,987
Transfers:
Transfer from stage 1 to stage 2		(9,481)		9,481		—		—
Transfer from stage 1 to stage 3		(414)		—		414		—
Transfer from stage 2 to stage 3		—		(48,596)		48,596		—

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Transfer from stage 3 to stage 2		—		13,789		(13,789)		—
Transfer from stage 2 to stage 1		30,885		(30,885)		—		—
Transfer from stage 3 to stage 1		9,525		—		(9,525)		—
Net remeasurement of loss allowance (5)		5,282		68,567		62,110		135,959
New financial assets originated or purchased		9,758		1,729		3,956		15,443
Financial assets that have been derecognized		(5,924)		(1,684)		(9,909)		(17,517)
Unwind of discount (3)		—		—		21,019		21,019
FX and other movements		241		1,270		1,330		2,841
Discontinued operations (1)		(3,046)		4,405		10,278		11,637
Write-offs		(21,818)		(12,570)		(41,666)		(76,054)
Loss allowance as of December 31, 2024	Ps.	60,088	Ps.	71,839	Ps.	341,388	Ps.	473,315
Transfers:
Transfer from stage 1 to stage 2		(11,209)		11,209		—		—
Transfer from stage 1 to stage 3		(741)		—		741		—
Transfer from stage 2 to stage 3		—		(39,189)		39,189		—
Transfer from stage 3 to stage 2		—		14,440		(14,440)		—
Transfer from stage 2 to stage 1		33,923		(33,923)		—		—
Transfer from stage 3 to stage 1		10,871		—		(10,871)		—
Net remeasurement of loss allowance (4)		14,574		66,186		93,698		174,458
New financial assets originated or purchased		21,999		3,025		4,394		29,418
Financial assets that have been derecognized		(6,589)		(2,873)		(18,516)		(27,978)
Unwind of discount (3)		—		—		18,859		18,859
FX and other movements		14		(1,699)		(1,640)		(3,325)
Discontinued operations (1)		(7,691)		79		10,329		2,717
Reclassification MFG operation (2)		(2,312)		(6,961)		(9,080)		(18,353)
Write-offs		(34,189)		(17,265)		(95,502)		(146,956)
Loss allowance as of December 31, 2025	Ps.	78,738	Ps.	64,868	Ps.	358,549	Ps.	502,155

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2)      Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(4)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of 2024 and the loan portfolio as of 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	4,349	Ps.	9,330	Ps.	403	Ps.	14,082

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(1,468)	Ps.	3,316	Ps.	142	Ps.	1,990

(6)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
	Stage 2	Stage 3
Stage 1	Lifetime ECL not	Lifetime ECL
12-month ECL	credit-impaired	credit-impaired	Total
Ps.	5,207	Ps.	4,604	Ps.	3,914	Ps.	13,725

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	16,226,428	Ps.	1,159,795	Ps.	497,132	Ps.	17,883,355
Transfers:
Transfer from stage 1 to stage 2		(1,382,946)		1,382,946		—		—
Transfer from stage 1 to stage 3		(40,569)		—		40,569		—
Transfer from stage 2 to stage 3		—		(271,352)		271,352		—
Transfer from stage 2 to stage 1		1,082,759		(1,082,759)		—		—
Transfer from stage 3 to stage 2		—		66,023		(66,023)		—
Transfer from stage 3 to stage 1		79,530		—		(79,530)		—
New financial assets originated or purchased		3,594,678		71,625		2,094,419		5,760,722
Financial assets that have been paid		(2,142,766)		(109,535)		(2,147,384)		(4,399,685)
Net remeasurement of amortized cost and other receivables		207,149		30,833		56,297		294,279
FX and other movements		(723,260)		(70,394)		(15,102)		(808,756)
Discontinued operations (1)		(171,641)		(12,796)		(8,238)		(192,675)
Write-offs		(8,365)		(3,601)		(39,068)		(51,034)
Total portfolio as of December 31, 2023	Ps.	16,720,997	Ps.	1,160,785	Ps.	604,424	Ps.	18,486,206
Transfers:
Transfer from stage 1 to stage 2		(1,532,164)		1,532,164		—		—
Transfer from stage 1 to stage 3		(45,518)		—		45,518		—
Transfer from stage 2 to stage 3		—		(381,561)		381,561		—
Transfer from stage 2 to stage 1		1,036,878		(1,036,878)		—		—
Transfer from stage 3 to stage 2		—		96,914		(96,914)		—
Transfer from stage 3 to stage 1		90,665		—		(90,665)		—
New financial assets originated or purchased		5,389,137		63,254		55,457		5,507,848
Financial assets that have been paid		(2,280,712)		(116,394)		(127,047)		(2,524,153)
Net remeasurement of amortized cost and other receivables		254,106		43,166		61,477		358,749
FX and other movements		417,334		48,069		10,659		476,062
Discontinued operations (1)		(155,376)		(29,916)		(7,639)		(192,931)
Write-offs		(21,818)		(12,570)		(41,666)		(76,054)
Total portfolio as of December 31, 2024	Ps.	19,873,529	Ps.	1,367,033	Ps.	795,165	Ps.	22,035,727
Transfers:
Transfer from stage 1 to stage 2		(1,573,688)		1,573,688		—		—
Transfer from stage 1 to stage 3		(56,288)		—		56,288		—
Transfer from stage 2 to stage 3		—		(389,286)		389,286		—
Transfer from stage 2 to stage 1		1,141,698		(1,141,698)		—		—
Transfer from stage 3 to stage 2		—		103,954		(103,954)		—
Transfer from stage 3 to stage 1		99,271		—		(99,271)		—
New financial assets originated or purchased		6,990,303		173,598		157,440		7,321,341
Financial assets that have been paid		(2,938,553)		(113,749)		(185,270)		(3,237,572)
Net remeasurement of amortized cost and other receivables		(240,808)		(141,601)		(18,894)		(401,303)
FX and other movements		(447,513)		(84,769)		(12,160)		(544,442)
Discontinued operations (1)		148,874		36,798		9,420		195,092
Reclassification MFG operation (2)		(2,460,484)		(496,366)		(153,327)		(3,110,177)
Write-offs		(34,189)		(17,265)		(95,502)		(146,956)
Total portfolio as of December 31, 2025	Ps.	20,502,152	Ps.	870,337	Ps.	739,221	Ps.	22,111,710

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Microcredit [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	6,238	Ps.	4,922	Ps.	27,811	Ps.	38,971
Transfers:
Transfer from stage 1 to stage 2		(3,411)		3,411		—		—
Transfer from stage 1 to stage 3		(1,308)		—		1,308		—
Transfer from stage 2 to stage 3		—		(10,612)		10,612		—
Transfer from stage 3 to stage 2		—		1,374		(1,374)		—
Transfer from stage 2 to stage 1		1,729		(1,729)		—		—
Transfer from stage 3 to stage 1		210		—		(210)		—
Net remeasurement of loss allowance (4)		6,322		10,395		12,816		29,533
New financial assets originated or purchased		4,647		97		54		4,798
Financial assets that have been derecognized		(1,953)		(265)		(212)		(2,430)
Unwind of discount (1)		—		—		7,016		7,016
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Loss allowance as of December 31, 2023	Ps.	12,068	Ps.	6,366	Ps.	35,226	Ps.	53,660
Transfers:
Transfer from stage 1 to stage 2		(2,380)		2,380		—		—
Transfer from stage 1 to stage 3		(24,943)		—		24,943		—
Transfer from stage 2 to stage 3		—		(8,815)		8,815		—
Transfer from stage 3 to stage 2		—		536		(536)		—
Transfer from stage 2 to stage 1		912		(912)		—		—
Transfer from stage 3 to stage 1		57		—		(57)		—
Net remeasurement of loss allowance (3)		20,456		6,140		(3,299)		23,297
New financial assets originated or purchased		2,627		69		19		2,715
Financial assets that have been derecognized		(5,694)		(5,123)		(26,097)		(36,914)
Sales of portfolio		(3,042)		(191)		(26,398)		(29,631)
Unwind of discount (1)		—		—		1,684		1,684
Write-offs		(2)		(436)		(10,755)		(11,193)
Loss allowance as of December 31, 2024	Ps.	59	Ps.	14	Ps.	3,545	Ps.	3,618
Transfers:
Transfer from stage 1 to stage 3		(3)		—		3		—
Transfer from stage 2 to stage 1		2		(2)		—		—
Net remeasurement of loss allowance (2)		(13)		(8)		(27)		(48)
Financial assets that have been derecognized		(25)		(4)		(12)		(41)
Unwind of discount (1)		—		—		76		76
Write-offs		(5)		—		(2,640)		(2,645)
Loss allowance as of December 31, 2025	Ps.	15	Ps.	—	Ps.	945	Ps.	960
(1)	The unwind of discount on Stage 3 financial assets is reported within "interest income" so that interest income is recognized on the amortized cost (after deducting the ECL allowance)
(2)

This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31,2024 and the loan portfolio as of December 31, 2025.

December 31, 2025
	Stage 2	Stage 3
Stage 1	Lifetime ECL not	Lifetime ECL
12-month ECL	credit-impaired	credit-impaired		Total
Ps. (1)	Ps. (7)	Ps.	—	Ps.	(8)

(3)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of  December 31, 2024 versus parameters as of December 31,2023 and the loan portfolio as of December 31, 2024.

December 31, 2024
	Stage 2		Stage 3
Stage 1	Lifetime ECL not		Lifetime ECL
12-month ECL	credit-impaired		credit-impaired		Total
Ps. (8)	Ps.	6	Ps.	—	Ps.	(2)

(4)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions     and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of  December 31, 2023 versus parameters as of December 31,2022 and the loan portfolio as of December 31, 2023.

December 31, 2023
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired	Total
Ps.	(96)	Ps.	29	Ps. (6)	Ps.	(73)

Disclosure of reconciliations of gross carrying amount

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Total portfolio as of January 1, 2023	Ps.	224,491	Ps.	14,056	Ps.	29,173	Ps.	267,720
Transfers:
Transfer from stage 1 to stage 2		(36,169)		36,169		—		—
Transfer from stage 1 to stage 3		(10,609)		—		10,609		—
Transfer from stage 2 to stage 3		—		(25,030)		25,030		—
Transfer from stage 2 to stage 1		9,226		(9,226)		—		—
Transfer from stage 3 to stage 2		—		2,946		(2,946)		—
Transfer from stage 3 to stage 1		516		—		(516)		—
New financial assets originated or purchased		214,273		1,387		41,681		257,341
Financial assets that have been paid		(178,828)		(6,329)		(22,883)		(208,040)
Net remeasurement of amortized cost and other receivables		4,054		1,207		(20,525)		(15,264)
Write-offs		(406)		(1,227)		(22,595)		(24,228)
Total portfolio as of December 31, 2023	Ps.	226,548	Ps.	13,953	Ps.	37,028	Ps.	277,529
Transfers:
Transfer from stage 1 to stage 2		(18,434)		18,434		—		—
Transfer from stage 1 to stage 3		(5,297)		—		5,297		—
Transfer from stage 2 to stage 3		—		(14,840)		14,840		—
Transfer from stage 2 to stage 1		3,202		(3,202)		—		—
Transfer from stage 3 to stage 2		—		1,329		(1,329)		—
Transfer from stage 3 to stage 1		153		—		(153)		—
New financial assets originated or purchased		329,590		16,273		58,483		404,346
Financial assets that have been paid		(317,251)		(19,019)		(37,916)		(374,186)
Net remeasurement of amortized cost and other receivables		4,241		135		(8,701)		(4,325)
Sale of loan portfolio-loss allowance		(3,042)		(191)		(26,398)		(29,631)
Sale of loan portfolio-cash		(218,931)		(12,397)		(26,837)		(258,165)
Write-offs		(2)		(436)		(10,755)		(11,193)
Total portfolio as of December 31, 2024	Ps.	777	Ps.	39	Ps.	3,559	Ps.	4,375
Transfers:
Transfer from stage 1 to stage 3		(41)		—		41		—
Transfer from stage 2 to stage 1		24		(24)		—		—
Transfer from stage 3 to stage 2		—		37		(37)		—
New financial assets originated or purchased		155		22		2,284		2,461
Financial assets that have been paid		(380)		(57)		(7,887)		(8,324)
Net remeasurement of amortized cost and other receivables		13		(11)		5,651		5,653
Write-offs		(5)		—		(2,640)		(2,645)
Total portfolio as of December 31, 2025	Ps.	543	Ps.	6	Ps.	971	Ps.	1,520

Other accounts receivable, general approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance as of January 1, 2023	Ps.	24,977	Ps.	20,201	Ps.	140,123	Ps.	185,301
Net remeasurement of loss allowance		4,389		257		46,867		51,513
FX and other movements		(1,789)		(1,270)		(2,464)		(5,523)
Write-offs		(1,612)		—		(43,397)		(45,009)
Loss allowance as of December 31, 2023	Ps.	25,965	Ps.	19,188	Ps.	141,129	Ps.	186,282
Net remeasurement of loss allowance		4,932		2,779		58,789		66,500
FX and other movements		860		229		3,212		4,301
Write-offs		(531)		—		(85,622)		(86,153)
Loss allowance as of December 31, 2024	Ps.	31,226	Ps.	22,196	Ps.	117,508	Ps.	170,930
Net remeasurement of loss allowance		2,442		3,633		46,158		52,233
FX and other movements		(1,305)		(606)		(2,624)		(4,535)
Write-offs		(1,202)		—		(58,548)		(59,750)
Loss allowance as of December 31, 2025	Ps.	31,161	Ps.	25,223	Ps.	102,494	Ps.	158,878

Other accounts receivable, general approach, other accounts receivables and contract assets for government and corporate customers
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

	December 31, 2025
	Stage 1		Stage 2		Stage 3		Total
Speculative grade
Sovereign (1)(2)	Ps.	15,180,937	Ps.	—	Ps.	—	Ps.	15,180,937
Total speculative grade	Ps.	15,180,937	Ps.	—	Ps.	—	Ps.	15,180,937

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

	December 31, 2024
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (1)	Ps.	15,962,982	Ps.	—	Ps.	—	Ps.	15,962,982
Corporate		—		—		1,298		1,298
Total investment grade	Ps.	15,962,982	Ps.	—	Ps.	1,298	Ps.	15,964,280

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

Other accounts receivable, simplified approach
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

	Loss allowance
Loss allowance as of January 1, 2023	Ps.	197,115
Entity deconsolidation		(3,245)
Discontinued operations (1)		177
Provision charged to profit or loss		39,555
Recovery for partial payments from the clients		(14,581)
Write-offs		(18,516)
Exchange gains (losses) in foreign currency		(1,123)
Loss allowance as of December 31, 2023	Ps.	199,382
Discontinued operations (1)		1,025
Provision charged to profit or loss		55,271
Recovery for partial payments from the clients		(29,727)
Write-offs		(35,436)
Exchange gains (losses) in foreign currency		526
Loss allowance as of December 31, 2024	Ps.	191,041
Reclassification MFG operation (2)		(4,225)
Discontinued operations (1)		(456)
Provision charged to profit or loss		121,395
Recovery for partial payments from the clients		(12,224)
Write-offs		(61,006)
Exchange gains (losses) in foreign currency		(711)

Loss allowance
Loss allowance as of December 31, 2025	Ps.	233,814

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

Other accounts receivable at fair value through profit or loss, mandatorily measured at fair value [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
e)	Other accounts receivable at FVTPL

	December 31, 2025		December 31, 2024
Investment grade
Sovereign (1)(2)(4)	Ps.	—	Ps.	4,181,835
Total investment grade	Ps.	—	Ps.	4,181,835
Speculative grade
Sovereign (1)(2)(3)(4)	Ps.	2,635,437	Ps.	—
Total speculative grade	Ps.	2,635,437	Ps.	—
	Ps.	2,635,437	Ps.	4,181,835

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) Sovereign corresponds to the financial assets in concession arrangements rights at fair value.

(3) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

(4) See Note 12.1 “Financial assets in concession arrangements”.

Debt securities [member] | Financial assets at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness
d)	Investments in debt securities at amortized cost

	December 31, 2025(1)
	Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (2)(4)	Ps.	30,540	Ps.	—	Ps.	—	Ps.	30,540
Financial entities		1,963,450		—		—		1,963,450
Total investment grade	Ps.	1,993,990	Ps.	—	Ps.	—	Ps.	1,993,990
Speculative grade
Other public entities (3)	Ps.	5,351,209	Ps.	—	Ps.	—	Ps.	5,351,209
Sovereign (2)(4)		1,860,258		—		—		1,860,258
Total speculative grade	Ps.	7,211,467	Ps.	—	Ps.	—	Ps.	7,211,467
	Ps.	9,205,457	Ps.	—	Ps.	—	Ps.	9,205,457

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

(2) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(3) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

(4) During 2025, S&P Global Ratings downgraded the Government of Colombia’s rating from BBB- to BB+, which meant that the risk level shifted from investment grade to speculative.

	December 31, 2024
		Stage 1		Stage 2		Stage 3		Total
Investment grade
Sovereign (1)	Ps.	2,584,348	Ps.	—	Ps.	—	Ps.	2,584,348
Financial entities		2,321,902		—		—		2,321,902
Total investment grade	Ps.	4,906,250	Ps.	—	Ps.	—	Ps.	4,906,250
Speculative grade
Other public entities (2)	Ps.	5,563,208	Ps.	—	Ps.	—	Ps.	5,563,208
Corporate		64,709		—		—		64,709
Financial entities		6,647		—		—		6,647
Total speculative grade	Ps.	5,634,564	Ps.	—	Ps.	—	Ps.	5,634,564
Without Grade or Not available
Corporate	Ps.	76,915	Ps.	68,638	Ps.	—	Ps.	145,553
Financial Entities		22,000		—		—		22,000
Total Without Grade or Not available	Ps.	98,915	Ps.	68,638	Ps.	—	Ps.	167,553
	Ps.	10,639,729	Ps.	68,638	Ps.	—	Ps.	10,708,367

(1) Sovereign credit rating is considered as the risk of the Treasury issuer or a similar agency (government debt portfolio).

(2) Corresponds to operations with government entities; including public administrations in general (includes regional and local governments).

Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2023	Ps.	28,563	Ps.	8,367	Ps.	—	Ps.	36,930
Transfer from stage 2 to stage 1		1,485		(1,485)		—		—
Net remeasurement of loss allowance (5)		(14,315)		(996)		—		(15,311)
New financial assets originated or purchased		2,669		—		—		2,669
Financial assets that have been derecognized		(1,466)		—		—		(1,466)
FX and other movements		(4,323)		(1,617)		—		(5,940)
Loss allowance balance as of December 31, 2023	Ps.	12,613	Ps.	4,269	Ps.	—	Ps.	16,882
Net remeasurement of loss allowance (4)		(1,774)		(562)		—		(2,336)
New financial assets originated or purchased		3,279		—		—		3,279
Financial assets that have been derecognized		(1,366)		—		—		(1,366)
FX and other movements		1,577		639		—		2,216
Loss allowance balance as of December 31, 2024	Ps.	14,329	Ps.	4,346	Ps.	—	Ps.	18,675
Transfer from stage 2 to stage 1		4,346		(4,346)		—		—
Net remeasurement of loss allowance (3)		(6,960)		—		—		(6,960)
New financial assets originated or purchased		4,268		—		—		4,268
Financial assets that have been derecognized		(1,531)		—		—		(1,531)
Discontinued operations (1)		(3,722)		—		—		(3,722)
Reclassification MFG operation (2)		(901)		—		—		(901)
FX and other movements		(1,551)		—		—		(1,551)
Loss allowance balance as of December 31, 2025	Ps.	8,278	Ps.	—	Ps.	—	Ps.	8,278

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) Corresponds to the reclassification to Non-Current Assets Held for Sale of Multi Financial Group operation as of December 31, 2025, see note 13.A.

(3) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31, 2024 and the investments portfolio as of December 31, 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	262	Ps.	—	Ps.	—	Ps.	262

(4)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31, 2023 and the investments portfolio as of December 31, 2024.

December 31, 2024
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(404)	Ps.	—	Ps.	—	Ps.	(404)

(5)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	9,632	Ps.	—	Ps.	—	Ps.	9,632

Debt securities [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of reconciliations of loan allowance

			Stage 2
			Lifetime		Stage 3
	Stage 1		ECL not		Lifetime
	12-month		credit-		ECL credit-
	ECL		impaired		impaired		Total
Loss allowance balance as of January 1, 2023	Ps.	12,686	Ps.	—	Ps.	—	Ps.	12,686
Net remeasurement of loss allowance (4)		(892)		—		—		(892)
New financial assets originated or purchased		6,470		—		—		6,470
Financial assets that have been derecognized		(4,342)		—		—		(4,342)
FX and other movements		(950)		—		—		(950)
Loss allowance balance as of December 31, 2023	Ps.	12,972	Ps.	—	Ps.	—	Ps.	12,972
Net remeasurement of loss allowance (3)		452		—		—		452
New financial assets originated or purchased		9,029		—		—		9,029
Financial assets that have been derecognized		(4,895)		—		—		(4,895)
FX and other movements		752		—		—		752
Loss allowance balance as of December 31, 2024	Ps.	18,310	Ps.	—	Ps.	—	Ps.	18,310
Net remeasurement of loss allowance (2)		5,751		48		—		5,799
New financial assets originated or purchased		13,400		—		—		13,400
Financial assets that have been derecognized		(8,050)		—		—		(8,050)
Effect of discontinued operations (1)		(2,727)		—		—		(2,727)
FX and other movements		(126)		(4)		—		(130)
Loss allowance balance as of December 31, 2025	Ps.	26,558	Ps.	44	Ps.	—	Ps.	26,602

(1) See note 13.B., “Discontinued operation related to Multi Financial Group”.

(2) This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2025 versus parameters as of December 31, 2024 and the investments portfolio as of December 31, 2025.

December 31, 2025
		Stage 2		Stage 3
Stage 1		Lifetime ECL not		Lifetime ECL
12-month ECL		credit-impaired		credit-impaired		Total
Ps.	1,554	Ps.	56	Ps.	—	Ps.	1,610

(3)   This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2024 versus parameters as of December 31, 2023 and the investments portfolio as of December 31, 2024.

December 31, 2024
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(90)	Ps.	—	Ps.	—	Ps.	(90)

(4)  This amount includes impact of the measurement of ECL due to changes made in PDs/LGDs/EADs and changes made to model assumptions and methodologies from the opening to the closing balance. The following table shows the impact by stage estimated using all parameters as of December 31, 2023 versus parameters as of December 31, 2022 and the investments portfolio as of December 31, 2023.

December 31, 2023
			Stage 2		Stage 3
	Stage 1		Lifetime ECL not		Lifetime ECL
	12-month ECL		credit-impaired		credit-impaired		Total
Ps.	(359)	Ps.	—	Ps.	—	Ps.	(359)

Disclosure of balance of financial assets in investments debt securities

	December 31,	December 31,
	2025(1)	2024
In Colombian Pesos

	December 31,		December 31,
	2025(1)		2024
Securities issued or secured by Colombian Government	Ps.	22,233,814	Ps.	15,207,640
Securities issued or secured by other Colombian Government entities		257,482		173,682
Securities issued or secured by other financial entities		658,535		813,342
Securities issued or secured by non-financial sector entities		3,003		3,968
Others		87,176		202,264
Total In Colombian Pesos	Ps.	23,240,010	Ps.	16,400,896
In foreign currency
Securities issued or secured by Colombian Government	Ps.	2,368,885	Ps.	3,060,268
Securities issued or secured by other Colombian Government entities		248,770		289,063
Securities issued or secured by foreign Governments(1)		1,334,686		4,502,810
Securities issued or secured by central banks(1)		—		204,855
Securities issued or secured by other financial entities		1,095,010		1,813,441
Securities issued or secured by non-financial sector entities(1)		19,615		245,692
Others		148,981		533,173
Total In foreign currency	Ps.	5,215,947	Ps.	10,649,302
Total debt securities at FVOCI	Ps.	28,455,957	Ps.	27,050,198

(1) As of December 2025, the assets related to Multi Financial Group (MFG) were no longer presented line-by-line on the Consolidated Statements of Financial Position and were instead reported in a single line item within “Non-current assets held for sale”, see note 13.A.

Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Disclosure of credit worthiness

Credit worthiness	December 31, 2025		December 31, 2024
Investment grade	Ps.	1,550,274	Ps.	622,273
Speculative		265		774
Without grade or not available		903,040		400,266
Total	Ps.	2,453,579	Ps.	1,023,313